UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22736

          Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street
  Boston, MA 02110
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
   Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2021
Columbia Sustainable International Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2021

Columbia Sustainable International Equity Income ETF
Fund at a Glance 3
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 20
Liquidity Risk Management Program 28
Results of Meeting of Shareholders 29
Additional Information 30

FUND AT A GLANCE
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Semiannual Report 2021 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable International Equity Income 100 Index (Net).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United
Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® Sustainable International Equity Income
100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2021)
Inception
6 Months
cumulative 1 Year Life
Market Price 06/13/16 31.49 38.98 8.39
Net Asset Value 06/13/16 31.72 37.17 7.28
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) 32.33 38.48 7.90
MSCI World ex USA Value Index
(Net) 37.31 42.55 7.29

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
4 Strategic Beta ETFs | Semiannual Report 2021
Country breakdown (%) (at April 30, 2021 )
Australia 8 .9
Belgium 1 .3
Canada 6 .3
China 1 .6
Denmark 3 .1
Finland 0 .8
France 0 .7
Germany 1 .4
Hong Kong 7 .4
Ireland 0 .7
Italy 3 .1
Japan 42 .5
Netherlands 4 .1
Portugal 0 .9
Singapore 3 .2
South Africa 0 .6
Spain 5 .8
Sweden 0 .7
Switzerland 1 .1
United Kingdom 5 .5
United States
(a)
0 .3
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at April 30, 2021)
Financials 18 .7
Industrials 18 .1
Consumer Staples 9 .9
Communication Services 9 .6
Materials 9 .1
Utilities 8 .3
Information Technology 8 .3
Consumer Discretionary 6 .8
Energy 4 .0
Health Care 3 .7
Real Estate 3 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Semiannual Report 2021 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts)
using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2021)
Inception
6 Months
cumulative 1 Year Life
Market Price 06/13/16 44.42 58.75 14.39
Net Asset Value 06/13/16 43.32 57.74 14.27
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) 43.96 58.82 14.69
MSCI USA Value Index (Gross) 33.57 40.65 11.80

FUND AT A GLANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
6 Strategic Beta ETFs | Semiannual Report 2021
Portfolio breakdown (%) (at April 30, 2021 )
Common Stocks 99.7
Money Market Fund 0.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2021)
Financials 19 .4
Industrials 15 .6
Utilities 11 .5
Consumer Staples 10 .3
Information Technology 9 .8
Materials 8 .4
Energy 7 .8
Health Care 7 .8
Consumer Discretionary 6 .6
Communication Services 2 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2020 — April 30, 2021
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Sustainable International Equity
Income ETF 1,000.00 1,000.00 1,317.20 1,022.56 2.59 2.26 0.45
Columbia Sustainable U.S. Equity Income
ETF 1,000.00 1,000.00 1,433.20 1,023.06 2.11 1.76 0.35

PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2021
Common Stocks 98.8%
Issuer Shares Value ($)
Australia  8.8%
AGL Energy Ltd. 9,468 65,310
Aurizon Holdings Ltd. 20,593 59,651
Computershare Ltd. 6,956 75,869
Evolution Mining Ltd. 16,582 59,305
Fortescue Metals Group Ltd. 4,060 70,846
Newcrest Mining Ltd. 1,383 28,331
Rio Tinto Ltd. 720 67,379
Telstra Corp. Ltd. 21,089 55,224
Total 481,915
Belgium  1.3%
Ageas SA/NV 1,145 69,414
Canada  6.3%
Atco Ltd. Class I 1,142 39,165
Canadian Tire Corp. Ltd. Class A 236 37,585
George Weston Ltd. 417 36,788
Imperial Oil Ltd. 1,420 40,977
Loblaw Cos. Ltd. 885 49,099
Magna International, Inc. 550 51,897
Open Text Corp. 979 46,061
Quebecor, Inc. Class B 1,624 43,630
Total 345,202
China  1.5%
BOC Hong Kong Holdings Ltd. 23,981 84,600
Denmark  3.1%
AP Moller - Maersk A/S Class A 14 32,974
Carlsberg A/S Class B 316 55,526
Pandora A/S
(a)
698 79,317
Total 167,817
Finland  0.8%
UPM- Kymmene OYJ 1,061 41,574
France  0.7%
Schneider Electric SE 230 36,830
Germany  1.4%
HOCHTIEF AG
(a)
839 78,759
Hong Kong  7.3%
AIA Group Ltd. 2,082 26,511
CLP Holdings Ltd. 4,766 47,035
HKT Trust & HKT Ltd. 35,165 51,071
Melco Resorts & Entertainment Ltd. ADR
(a)
2,195 42,342
PCCW Ltd. 121,990 70,679
Power Assets Holdings Ltd. 10,848 66,693
Sun Hung Kai Properties Ltd. 4,670 70,529
Swire Properties Ltd. 9,616 28,724
Total 403,584
Ireland  0.7%
CRH PLC 828 39,102
Italy  3.1%
Enel SpA 5,036 50,117
Telecom Italia Spa-RSP 134,770 79,171
Terna Rete Elettrica Nazionale SpA 5,593 41,273
Total 170,561
Japan  42.2%
Alfresa Holdings Corp. 2,147 38,440
Asahi Group Holdings Ltd. 1,430 59,722
Astellas Pharma, Inc. 3,514 52,740
Brother Industries Ltd. 2,818 59,580
Chiba Bank Ltd. (The) 6,029 37,618
Daiwa House Industry Co. Ltd. 1,760 52,089
ENEOS Holdings, Inc. 15,350 66,172
FUJIFILM Holdings Corp. 878 56,927
Hitachi Ltd. 1,318 64,884
Common Stocks (continued)
Issuer Shares Value ($)
ITOCHU Corp. 2,454 76,513
KDDI Corp. 1,612 48,756
Kyushu Electric Power Co., Inc. 5,447 49,733
Lawson, Inc. 1,532 68,678
Lixil Corp. 1,930 52,282
Marubeni Corp. 8,822 73,333
Medipal Holdings Corp. 2,968 54,524
Mitsubishi Chemical Holdings Corp. 10,527 78,347
Mitsubishi Corp. 2,615 72,250
Mitsubishi HC Capital, Inc. 13,053 74,756
Mitsubishi Heavy Industries Ltd. 1,600 47,529
Mitsui Fudosan Co. Ltd. 1,659 35,971
NEC Corp. 609 35,435
Nippon Telegraph & Telephone Corp. 1,442 36,345
Nomura Holdings, Inc. 8,877 47,664
Obayashi Corp. 7,945 72,469
Oji Holdings Corp. 5,107 32,192
ORIX Corp. 3,342 53,736
Resona Holdings, Inc. 17,716 72,773
SCSK Corp. 820 47,562
Sekisui House Ltd. 3,905 78,918
Shimizu Corp. 4,904 40,154
Shionogi & Co. Ltd. 1,013 53,261
Sompo Holdings, Inc. 1,114 41,378
Sumitomo Corp. 4,724 64,309
Sumitomo Mitsui Financial Group, Inc. 1,805 62,784
Sumitomo Mitsui Trust Holdings, Inc. 1,817 61,838
Suntory Beverage & Food Ltd. 1,395 47,093
T&D Holdings, Inc. 3,522 43,145
Taiheiyo Cement Corp. 1,743 43,677
TIS, Inc. 2,533 62,917
Tokyo Gas Co. Ltd. 1,526 30,896
Toyota Tsusho Corp. 1,560 65,937
Total 2,315,327
Netherlands  4.1%
Heineken Holding NV 316 31,421
Koninklijke Ahold Delhaize NV 2,609 70,321
NN Group NV 1,482 74,162
Wolters Kluwer NV 536 48,560
Total 224,464
Portugal  0.9%
Galp Energia SGPS SA 4,372 50,577
Singapore  3.1%
DBS Group Holdings Ltd. 1,576 35,432
Oversea-Chinese Banking Corp. Ltd. 6,727 61,688
United Overseas Bank Ltd. 3,751 74,969
Total 172,089
South Africa  0.6%
Anglo American PLC 799 33,962
Spain  5.7%
ACS Actividades de Construccion y
Servicios SA 2,580 84,260
Banco Bilbao Vizcaya Argentaria SA
(a)
5,547 31,187
Red Electrica Corp. SA 3,324 61,122
Repsol SA 4,864 58,190
Telefonica SA 17,221 79,886
Total 314,645
Sweden  0.7%
Assa Abloy AB Class B 1,315 37,526
Switzerland  1.1%
Credit Suisse Group AG 2,337 24,460

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 9
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Swiss Life Holding AG 74 36,098
Total 60,558
United Kingdom  5.4%
Berkeley Group Holdings PLC 1,272 81,488
J Sainsbury PLC 15,277 50,278
RELX PLC 1,538 40,023
Vodafone Group PLC 30,971 58,661
Wm Morrison Supermarkets PLC 27,518 66,237
Total 296,687
Total Common Stocks
(Cost $4,815,724) 5,425,193
Rights 0.0%
Issuer Shares Value ($)
Switzerland  0.0%
Credit Suisse Group AG, expiring 5/11/21
(a)
2,337 98
Total Rights
(Cost $0) 98
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
18,030 18,030
Total Money Market Funds
(Cost $18,030) 18,030
Total Investments in Securities
(Cost $4,833,754) 5,443,321
Other Assets & Liabilities, Net 48,569
Net Assets 5,491,890
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2021
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 481,915 – – 481,915
Belgium 69,414 – – 69,414
Canada 345,202 – – 345,202
China 84,600 – – 84,600
Denmark 167,817 – – 167,817
Finland 41,574 – – 41,574
France 36,830 – – 36,830
Germany 78,759 – – 78,759
Hong Kong 403,584 – – 403,584
Ireland 39,102 – – 39,102
Italy 170,561 – – 170,561
Japan 2,315,327 – – 2,315,327
Netherlands 224,464 – – 224,464
Portugal 50,577 – – 50,577
Singapore 172,089 – – 172,089
South Africa 33,962 – – 33,962
Spain 314,645 – – 314,645
Sweden 37,526 – – 37,526
Switzerland 60,558 – – 60,558
United Kingdom 296,687 – – 296,687
Total Common Stocks 5,425,193 – – 5,425,193
Rights
Switzerland – 98 – 98
Total Rights – 98 – 98
Money Market Funds 18,030 – – 18,030
Total Investments in Securities 5,443,223 98 – 5,443,321
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 11
Common Stocks 99.6%
Issuer Shares Value ($)
Communication Services  2.8%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc. 1,312 75,821
Media 1.4%
Omnicom Group, Inc. 905 74,445
Total Communication Services 150,266
Consumer Discretionary  6.6%
Auto Components 0.8%
BorgWarner, Inc. 896 43,528
Household Durables 0.9%
PulteGroup, Inc. 861 50,902
Leisure Products 0.8%
Hasbro, Inc. 433 43,062
Multiline Retail 0.6%
Target Corp. 158 32,747
Specialty Retail 3.5%
Best Buy Co., Inc. 490 56,972
Home Depot, Inc. (The) 194 62,792
Lowe's Cos., Inc. 143 28,064
Tractor Supply Co. 207 39,040
Total 186,868
Total Consumer Discretionary 357,107
Consumer Staples  10.3%
Food & Staples Retailing 2.8%
Kroger Co. (The) 1,080 39,463
Sysco Corp. 401 33,977
Walgreens Boots Alliance, Inc. 1,436 76,252
Total 149,692
Food Products 6.9%
Campbell Soup Co. 1,077 51,427
Conagra Brands, Inc. 1,900 70,471
General Mills, Inc. 1,203 73,214
JM Smucker Co. (The) 532 69,687
Lamb Weston Holdings, Inc. 369 29,704
Tyson Foods, Inc. Class A 995 77,063
Total 371,566
Household Products 0.6%
Church & Dwight Co., Inc. 399 34,210
Total Consumer Staples 555,468
Energy  7.8%
Energy Equipment & Services 0.4%
Baker Hughes Co. 1,156 23,212
Oil, Gas & Consumable Fuels 7.4%
Chevron Corp. 487 50,195
ConocoPhillips 1,250 63,925
Exxon Mobil Corp. 799 45,735
Marathon Petroleum Corp. 1,288 71,677
ONEOK, Inc. 1,102 57,679
Phillips 66 392 31,717
Valero Energy Corp. 1,040 76,918
Total 397,846
Total Energy 421,058
Financials  19.3%
Banks 3.7%
Citigroup, Inc. 901 64,187
Citizens Financial Group, Inc. 1,170 54,148
M&T Bank Corp. 283 44,626
PNC Financial Services Group, Inc. (The) 200 37,390
Total 200,351
Capital Markets 5.8%
Ameriprise Financial, Inc.
(a)
195 50,388
Bank of New York Mellon Corp. (The) 962 47,985
Common Stocks (continued)
Issuer Shares Value ($)
Charles Schwab Corp. (The) 433 30,483
Goldman Sachs Group, Inc. (The) 144 50,177
Morgan Stanley 616 50,851
Northern Trust Corp. 358 40,740
State Street Corp. 501 42,059
Total 312,683
Consumer Finance 0.8%
Ally Financial, Inc. 809 41,623
Diversified Financial Services 0.5%
Voya Financial, Inc. 434 29,434
Insurance 8.5%
Aflac, Inc. 805 43,253
Allstate Corp. (The) 504 63,907
Lincoln National Corp. 1,198 76,828
MetLife, Inc. 1,099 69,929
Progressive Corp. (The) 812 81,801
Prudential Financial, Inc. 640 64,230
Reinsurance Group of America, Inc. 436 56,911
Total 456,859
Total Financials 1,040,950
Health Care  7.7%
Biotechnology 2.9%
AbbVie, Inc. 531 59,207
Amgen, Inc. 164 39,301
Gilead Sciences, Inc. 935 59,344
Total 157,852
Health Care Providers & Services 4.8%
AmerisourceBergen Corp. 412 49,770
Anthem, Inc. 165 62,599
Cardinal Health, Inc. 1,088 65,650
CVS Health Corp. 657 50,195
Quest Diagnostics, Inc. 239 31,519
Total 259,733
Total Health Care 417,585
Industrials  15.5%
Aerospace & Defense 4.0%
Huntington Ingalls Industries, Inc. 392 83,229
Northrop Grumman Corp. 215 76,205
Raytheon Technologies Corp. 704 58,601
Total 218,035
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. 277 30,431
Building Products 4.7%
A O Smith Corp. 559 37,872
Allegion PLC 336 45,152
Fortune Brands Home & Security, Inc. 406 42,622
Masco Corp. 511 32,642
Owens Corning 579 56,053
Trane Technologies PLC 237 41,198
Total 255,539
Industrial Conglomerates 0.7%
Honeywell International, Inc. 158 35,241
Machinery 3.6%
Cummins, Inc. 254 64,018
Parker-Hannifin Corp. 144 45,189
Snap-on, Inc. 362 86,011
Total 195,218
Professional Services 1.9%
Leidos Holdings, Inc. 273 27,649
Robert Half International, Inc. 842 73,768
Total 101,417
Total Industrials 835,881

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2021
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:
(b) The rate shown is the seven-day current annualized yield at April 30, 2021.
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  9.8%
Communications Equipment 1.7%
Juniper Networks, Inc. 1,779 45,169
Motorola Solutions, Inc. 240 45,192
Total 90,361
IT Services 3.0%
Accenture PLC Class A 116 33,637
International Business Machines Corp. 430 61,008
Western Union Co. (The) 2,675 68,908
Total 163,553
Semiconductors & Semiconductor Equipment 1.0%
Lam Research Corp. 41 25,438
Skyworks Solutions, Inc. 143 25,930
Total 51,368
Software 1.2%
Oracle Corp. 876 66,392
Technology Hardware, Storage & Peripherals 2.9%
HP, Inc. 2,581 88,038
NetApp, Inc. 922 68,864
Total 156,902
Total Information Technology 528,576
Materials  8.4%
Chemicals 3.1%
Celanese Corp. 433 67,830
LyondellBasell Industries NV Class A 599 62,140
PPG Industries, Inc. 230 39,385
Total 169,355
Containers & Packaging 2.4%
International Paper Co. 1,135 65,830
Packaging Corp. of America 413 60,980
Total 126,810
Metals & Mining 2.9%
Nucor Corp. 841 69,181
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 1,621 87,890
Total 157,071
Total Materials 453,236
Utilities  11.4%
Electric Utilities 5.5%
Alliant Energy Corp. 850 47,744
Edison International 947 56,299
Entergy Corp. 611 66,776
Exelon Corp. 1,568 70,466
OGE Energy Corp. 1,660 55,710
Total 296,995
Gas Utilities 2.4%
Atmos Energy Corp. 519 53,763
UGI Corp. 1,678 73,346
Total 127,109
Multi-Utilities 3.1%
DTE Energy Co. 483 67,629
Public Service Enterprise Group, Inc. 767 48,444
Sempra Energy 368 50,626
Total 166,699
Water Utilities 0.4%
American Water Works Co., Inc. 157 24,491
Total Utilities 615,294
Total Common Stocks
(Cost $4,567,725) 5,375,421
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
16,791 16,791
Total Money Market Funds
(Cost $16,791) 16,791
Total Investments in Securities
(Cost $4,584,516) 5,392,212
Other Assets & Liabilities, Net 6,804
Net Assets 5,399,016
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 40,207 30,309 (24,570) 4,442 50,388 19,523 594 195

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 13
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 150,266 – – 150,266
Consumer Discretionary 357,107 – – 357,107
Consumer Staples 555,468 – – 555,468
Energy 421,058 – – 421,058
Financials 1,040,950 – – 1,040,950
Health Care 417,585 – – 417,585
Industrials 835,881 – – 835,881
Information Technology 528,576 – – 528,576
Materials 453,236 – – 453,236

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2021
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 615,294 – – 615,294
Total Common Stocks 5,375,421 – – 5,375,421
Money Market Funds 16,791 – – 16,791
Total Investments in Securities 5,392,212 – – 5,392,212
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 15
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,833,754 and $4,547,301, respectively) $5,443,321 $5,341,824
Affiliated issuers (cost $– and $37,215, respectively) – 50,388
Foreign currency (cost $1,505 and $–) 1,501 –
Receivable for:
Dividends 34,556 8,327
Reclaims receivable 14,547 –
Investment sold 2,119 –
Total assets 5,496,044 5,400,539
Liabilities
Payable for:
Investments purchased 2,112 –
Investment management fees 2,042 1,523
Total liabilities 4,154 1,523
Net assets applicable to outstanding capital stock $5,491,890 $5,399,016
Represented by:
Paid-in capital $5,919,955 $3,692,538
Total distributable earnings (loss) (428,065) 1,706,478
Total - representing net assets applicable to outstanding capital stock $5,491,890 $5,399,016
Shares outstanding 200,000 150,000
Net asset value per share $27.46 $35.99

STATEMENT OF OPERATIONS
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2021
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Investment Income:
Dividends - unaffiliated issuers $82,988 $93,255
Dividends - affiliated issuers – 594
Foreign taxes withheld (6,291) –
Total income 76,697 93,849
Expenses:
Investment management fees 11,589 11,145
Net Investment Income 65,108 82,704
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 160,017 136,906
Investments - affiliated issuers – 10
In-kind transactions – 1,104,645
In-kind transactions affiliated – 19,513
Foreign currency translations (1,188) –
Net realized gain 158,829 1,261,074
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,109,078 906,305
Investments - affiliated issuers – 4,442
Foreign currency translations 273 –
Net change in unrealized appreciation 1,109,351 910,747
Net realized and unrealized gain 1,268,180 2,171,821
Net Increase in net assets resulting from operations $1,333,288 $2,254,525

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 17
Columbia Sustainable International
Equity Income ETF
Columbia Sustainable U.S. Equity
Income ETF
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
October 31, 2020
Operations
Net investment income $65,108 $140,562 $82,704 $153,928
Net realized gain (loss) 158,829 (492,241) 1,261,074 (335,721)
Net change in unrealized appreciation (depreciation) 1,109,351 (449,222) 910,747 (353,169)
Net increase (decrease) in net assets resulting from operations 1,333,288 (800,901) 2,254,525 (534,962)
Distributions to shareholders
Net investment income and net realized gains (57,274) (138,912) (86,094) (162,454)
Shareholder transactions
Proceeds from shares sold – – 3,117,247 1,490,583
Cost of shares redeemed (1,104) – (4,971,142) –
Net increase (decrease) in net assets resulting from shareholder transactions (1,104) – (1,853,895) 1,490,583
Increase (decrease) in net assets 1,274,910 (939,813) 314,536 793,167
Net Assets:
Net assets beginning of period 4,216,980 5,156,793 5,084,480 4,291,313
Net assets at end of period $5,491,890 $4,216,980 $5,399,016 $5,084,480
Capital stock activity
Shares outstanding, beginning of period 200,040 200,040 200,045 150,045
Subscriptions – – 100,000 50,000
Redemptions (40) – (150,045) –
Shares outstanding, end of period 200,000 200,040 150,000 200,045

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2021
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Sustainable International Equity Income ETF
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended October 31 ,
2016
(a)
2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$21.08 $25.78 $26.68 $30.59 $25.34 $24.51
Income (loss) from investment operations:
Net investment income 0.33 0.70 0.87 0.92 0.76 0.24
Net realized and unrealized gain (loss) 6.34 (4.71) 0.50 (3.32) 5.47 0.81
Total from investment operations 6.67 (4.01) 1.37 (2.40) 6.23 1.05
Less distributions to shareholders:
Net investment income (0.29) (0.69) (1.01) (0.94) (0.65) (0.22)
Net realized gains – – (1.26) (0.57) (0.33) –
Total distribution to shareholders (0.29) (0.69) (2.27) (1.51) (0.98) (0.22)
Net asset value, end of period $27.46 $21.08 $25.78 $26.68 $30.59 $25.34
Total Return at NAV 31.72% (15.68)% 6.05% (8.25)% 25.13% 4.27%
Total Return at Market 31.49% (15.02)% 8.74% (9.30)% 25.58% 7.13%
Ratios to average net assets:
Total gross expenses
(b)
0.45%
(c)
0.45%
(d)
0.45%
(e)
0.45% 0.45% 0.45%
(c)
Total net expenses
(b)(f)
0.45%
(c)
0.45%
(d)
0.45%
(e)
0.45% 0.45% 0.45%
(c)
Net investment income 2.53%
(c)
3.08% 3.43% 3.11% 2.71% 2.50%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $5,492 $4,217 $5,157 $13,343 $12,239 $5,070
Portfolio turnover 43% 98% 76% 82% 87% 22%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) The ratio includes less than 0.01% for the year ended October 31, 2020 attributed to overdraft expense, which is outside the Unitary Fee (as defined in
Note 3).
(e) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in
Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 19
Columbia Sustainable U.S. Equity Income ETF
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended October 31 ,
2016
(a)
2020 2019 2018 2017
Per share data
Net asset value, beginning of
period
$25.42 $28.60 $28.25 $30.30 $25.86 $24.68
Income (loss) from investment operations:
Net investment income 0.41 0.78 0.80 0.77 0.73 0.19
Net realized and unrealized gain (loss) 10.55 (3.15) 1.44 0.64 4.72 1.16
Total from investment operations 10.96 (2.37) 2.24 1.41 5.45 1.35
Less distributions to shareholders:
Net investment income (0.39) (0.74) (0.78) (0.75) (0.67) (0.17)
Net realized gains – (0.07) (1.11) (2.71) (0.34) –
Total distribution to shareholders (0.39) (0.81) (1.89) (3.46) (1.01) (0.17)
Net asset value, end of period $35.99 $25.42 $28.60 $28.25 $30.30 $25.86
Total Return at NAV 43.32% (8.18)% 9.19% 4.35% 21.36% 5.47%
Total Return at Market 44.42% (8.64)% 9.04% 4.51% 21.40% 5.69%
Ratios to average net assets:
Total gross expenses
(b)
0.35%
(c)
0.35% 0.35%
(d)
0.35% 0.35% 0.35%
(c)
Total net expenses
(b)(e)
0.35%
(c)
0.35% 0.35%
(d)
0.35% 0.35% 0.35%
(c)
Net investment income 2.60%
(c)
2.98% 2.94% 2.55% 2.53% 1.96%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $5,399 $5,084 $4,291 $4,239 $3,031 $5,172
Portfolio turnover 43% 77% 56% 61% 55% 15%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)
20 Strategic Beta ETFs | Semiannual Report
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity
Income ETF. Each Fund is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies as of the valuation time.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 21
foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee for the six months ended April 30, 2021 amounted to the amount shown in the table below as a percentage of average daily net assets of each Fund:
Fund
Effective investment
management
fee rate (%)
Columbia Sustainable International Equity Income ETF 0.45
Columbia Sustainable U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 23
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable International Equity Income ETF 4,833,754 763,143 (153,576) 609,567
Columbia Sustainable U.S. Equity Income ETF 4,584,516 823,442 (15,746) 807,696
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia Sustainable International Equity Income ETF 383,321 828,348 1,211,669
Columbia Research Enhanced Value ETF 112,088 217,832 329,920

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2021, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2021, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2021, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Sustainable International Equity Income ETF 2,132,910 2,138,508
Columbia Sustainable U.S. Equity Income ETF 2,579,785 2,553,548
Funds Contributions ($)
Columbia Sustainable International Equity Income ETF -
Columbia Sustainable U.S. Equity Income ETF 3,101,211
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Sustainable International Equity Income ETF - - -
Columbia Sustainable U.S. Equity Income ETF 3,846,234 4,970,392 1,124,158

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 25
pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Sustainable International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Sustainable International Equity Income ETF may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region.
Columbia Sustainable International Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the
Fund was more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Japan
. Columbia Sustainable International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report
could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds’ performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 27
subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
28 Strategic Beta ETFs | Semiannual Report 2021
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through
December 31, 2020, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

RESULTS OF MEETING OF SHAREHOLDERS
April 30, 2021
Strategic Beta ETFs | Semiannual Report 2021 29
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia ETF Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia ETF Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee Votes for Votes withheld Abstentions
George S. Batejan 598,073,026 3,780,328 0
Kathleen Blatz 597,509,473 4,343,881 0
Pamela G. Carlton 597,354,783 4,498,571 0
Janet Langford Carrig 597,508,397 4,344,956 0
J. Kevin Connaughton 598,072,088 3,781,265 0
Olive M. Darragh 597,289,418 4,563,936 0
Patricia M. Flynn 597,574,031 4,279,322 0
Brian J. Gallagher 598,006,476 3,846,878 0
Douglas A. Hacker 598,028,149 3,825,205 0
Nancy T. Lukitsh 597,508,424 4,344,929 0
David M. Moffett 598,028,122 3,825,231 0
Catherine James Paglia 597,742,264 4,111,090 0
Anthony M. Santomero 597,926,806 3,926,548 0
Minor M. Shaw 597,815,282 4,038,071 0
Natalie A. Trunow 597,768,688 4,084,665 0
Sandra Yeager 597,742,264 4,111,090 0
Christopher O. Petersen 598,028,149 3,825,205 0

ADDITIONAL INFORMATION
30 Strategic Beta ETFs | Semiannual Report
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA 02110
SAR271_10_L01_(06/21)
CET001308
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2021
Columbia Diversified Fixed Income Allocation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2021

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 24
Liquidity Risk Management Program 32
Results of Meeting of Shareholders 33
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Columbia Diversified Fixed Income Allocation ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results.
The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2021)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/12/17 0.99 6.85 5.03
Net Asset Value 10/12/17 1.13 7.08 5.00
{
Beta Advantage®
}
Multi-Sector Bond
Index 1.12 7.31 5.18
Bloomberg Barclays U.S Aggregate
Bond Index -1.52 -0.27 3.83

FUND AT A GLANCE
(continued)
Columbia Diversified Fixed Income Allocation ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2021
Quality breakdown (%) (at April 30, 2021)
AAA rating 32.5
AA rating 2.1
A rating 1.1
BBB rating 28.2
BB rating 24.3
B rating 11.8
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Portfolio breakdown (%) (at April 30, 2021 )
Corporate Bonds 46.0
Foreign Government Obligations 20.8
U.S. Government & Agency Obligations 13.4
U.S. Treasury Obligations 11.2
Money Market Fund 8.6
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2020 — April 30, 2021
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 1,011.30 1,023.41 1.40 1.40 0.28

PORTFOLIO OF INVESTMENTS
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2021
Corporate Bonds   51.2%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.4%
Arconic Corp.
6.125%, 02/15/28
(a)
1,000,000 1,063,347
Boeing Co. (The)
5.040%, 05/01/27 200,000 229,781
5.150%, 05/01/30 1,660,000 1,932,067
Howmet Aerospace, Inc.
6.875%, 05/01/25 1,214,000 1,408,151
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 217,813
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 176,384
4.400%, 06/15/28 400,000 458,711
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 777,539
Rolls-Royce PLC
5.750%, 10/15/27
(a)
700,000 752,840
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
1,139,000 1,220,549
Teledyne Technologies, Inc.
2.750%, 04/01/31 120,000 121,050
Textron, Inc.
3.000%, 06/01/30 462,000 479,353
3.900%, 09/17/29 12,000 13,255
TransDigm, Inc.
6.250%, 03/15/26
(a)
3,566,000 3,775,808
8.000%, 12/15/25
(a)
1,270,000 1,379,693
Total 14,006,341
Airlines 1.4%
American Airlines, Inc.
11.750%, 07/15/25
(a)
2,018,000 2,532,556
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
1,200,000 1,260,042
5.750%, 04/20/29
(a)
1,660,000 1,779,333
Delta Air Lines, Inc.
2.900%, 10/28/24 100,000 100,898
3.625%, 03/15/22 688,000 698,287
3.750%, 10/28/29 1,140,000 1,134,553
7.375%, 01/15/26 440,000 515,818
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
1,020,000 1,078,026
Southwest Airlines Co.
2.625%, 02/10/30 513,000 517,001
5.125%, 06/15/27 243,000 284,133
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/25
(a)
1,015,000 1,149,133
United Airlines, Inc.
4.375%, 04/15/26
(a)
1,600,000 1,660,046
4.625%, 04/15/29
(a)
1,600,000 1,661,789
Total 14,371,615
Apartment REIT 0.1%
American Homes 4 Rent LP
4.900%, 02/15/29 342,000 393,252
Essex Portfolio LP
3.000%, 01/15/30 218,000 225,599
Mid-America Apartments LP
3.950%, 03/15/29 140,000 155,679
UDR, Inc.
3.000%, 08/15/31 240,000 247,143
Series MTN, 3.200%, 01/15/30 220,000 233,825
Total 1,255,498
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Automotive 1.1%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
1,140,000 1,100,156
Aptiv PLC
4.350%, 03/15/29 100,000 114,019
BorgWarner, Inc.
2.650%, 07/01/27 200,000 209,596
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
645,000 684,574
Ford Motor Co.
4.346%, 12/08/26 1,609,000 1,700,816
8.500%, 04/21/23 1,523,000 1,705,796
9.000%, 04/22/25 2,311,000 2,823,104
General Motors Co.
6.800%, 10/01/27 360,000 452,200
General Motors Financial Co., Inc.
3.600%, 06/21/30 504,000 535,003
4.350%, 04/09/25 200,000 221,779
Goodyear Tire & Rubber Co. (The)
5.000%, 05/31/26 460,000 471,571
5.125%, 11/15/23 1,143,000 1,143,129
Lear Corp.
4.250%, 05/15/29 100,000 111,418
Total 11,273,161
Banking 1.4%
Ally Financial, Inc.
5.750%, 11/20/25 919,000 1,052,229
Banco Santander SA
2.749%, 12/03/30 400,000 388,448
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 413,610
Barclays PLC
4.836%, 05/09/28 700,000 785,550
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 289,300
Capital One Financial Corp.
3.750%, 07/28/26 64,000 70,169
3.800%, 01/31/28 430,000 479,449
Citizens Financial Group, Inc.
2.638%, 09/30/32
(a)
414,000 403,310
3.250%, 04/30/30 100,000 106,848
Deutsche Bank AG
4.500%, 04/01/25 500,000 539,554
Deutsche Bank AG/New York NY
3.547%, (SOFRRATE + 3.043%),
09/18/31
(b)
300,000 313,859
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
1,000,000 993,757
4.875%, (USD 5 Year Swap +
2.553%), 12/01/32
(b)
200,000 216,206
Discover Bank
Series BKNT, 4.650%, 09/13/28 400,000 462,306
Fifth Third Bancorp
2.550%, 05/05/27 672,000 706,497
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
1,075,000 1,210,851
KeyCorp
Series MTN, 2.250%, 04/06/27 738,000 766,479
Series MTN, 2.550%, 10/01/29 242,000 248,525

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Natwest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 230,059
5.076%, (3-month USD LIBOR +
1.905%), 01/27/30
(b)
500,000 583,314
Santander Holdings USA, Inc.
4.400%, 07/13/27 557,000 620,873
Sumitomo Mitsui Financial Group, Inc.
2.142%, 09/23/30 168,000 159,161
3.202%, 09/17/29 90,000 93,253
Synchrony Financial
5.150%, 03/19/29 265,000 307,897
UniCredit SpA
5.459%, 06/30/35
(a)
1,100,000 1,184,172
7.296%, 04/02/34
(a)
800,000 948,998
Westpac Banking Corp.
2.668%, 11/15/35 339,000 325,733
4.110%, (US 5 Year CMT T-Note +
2.000%), 07/24/34
(b)
100,000 107,662
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 166,489
Total 14,174,558
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 105,972
CI Financial Corp.
3.200%, 12/17/30 440,000 448,311
Intercontinental Exchange, Inc.
2.100%, 06/15/30 964,000 940,876
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 278,000 321,638
Lazard Group LLC
4.375%, 03/11/29 424,000 476,763
LPL Holdings, Inc.
4.000%, 03/15/29
(a)
1,120,000 1,122,740
Nasdaq, Inc.
1.650%, 01/15/31 100,000 92,668
Nomura Holdings, Inc.
2.679%, 07/16/30 200,000 198,295
3.103%, 01/16/30 200,000 205,355
Raymond James Financial, Inc.
4.650%, 04/01/30 100,000 118,414
Total 4,031,032
Building Materials 0.2%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 230,000 254,404
Owens Corning
3.875%, 06/01/30 200,000 220,852
Standard Industries, Inc.
3.375%, 01/15/31
(a)
900,000 843,488
4.375%, 07/15/30
(a)
885,000 887,392
Vulcan Materials Co.
3.500%, 06/01/30 216,000 234,971
Total 2,441,107
Cable and Satellite 2.5%
Altice Financing SA
5.000%, 01/15/28
(a)
2,400,000 2,367,000
7.500%, 05/15/26
(a)
1,250,000 1,298,974
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
3,010,000 3,140,734
5.125%, 05/01/27
(a)
2,538,000 2,658,287
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 814,000 805,913
4.200%, 03/15/28 418,000 463,350
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
1,800,000 1,877,303
CSC Holdings LLC
5.500%, 05/15/26
(a)
1,700,000 1,748,007
6.500%, 02/01/29
(a)
1,050,000 1,159,746
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
950,000 1,021,066
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26
(a)
830,000 844,499
Sirius XM Radio, Inc.
4.625%, 07/15/24
(a)
420,000 432,096
5.000%, 08/01/27
(a)
2,395,000 2,506,897
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 211,207
Virgin Media Finance PLC
5.000%, 07/15/30
(a)
1,100,000 1,097,234
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
1,100,000 1,174,903
Ziggo BV
4.875%, 01/15/30
(a)
1,000,000 1,027,472
5.500%, 01/15/27
(a)
1,253,000 1,302,719
Total 25,137,407
Chemicals 0.5%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
1,000,000 1,047,222
Cabot Corp.
4.000%, 07/01/29 180,000 191,183
Dow Chemical Co. (The)
2.100%, 11/15/30 160,000 154,668
4.800%, 11/30/28 245,000 288,544
DuPont de Nemours, Inc.
4.725%, 11/15/28 666,000 780,037
Eastman Chemical Co.
4.500%, 12/01/28 782,000 901,391
FMC Corp.
3.450%, 10/01/29 310,000 332,990
LYB International Finance III LLC
2.250%, 10/01/30 100,000 97,687
NewMarket Corp.
2.700%, 03/18/31 100,000 98,554
Nutrien Ltd.
4.200%, 04/01/29 322,000 365,455
RPM International, Inc.
4.550%, 03/01/29 140,000 158,358
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 410,995
Westlake Chemical Corp.
3.375%, 06/15/30 114,000 119,665
Total 4,946,749
Construction Machinery 0.5%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
1,120,000 1,098,062
SRM Escrow Issuer LLC
6.000%, 11/01/28
(a)
1,154,000 1,222,878
United Rentals North America, Inc.
3.875%, 02/15/31 1,060,000 1,067,402

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.875%, 01/15/28 1,299,000 1,374,869
Total 4,763,211
Consumer Cyclical Services 0.7%
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
900,000 949,494
Expedia Group, Inc.
3.250%, 02/15/30 100,000 101,682
4.625%, 08/01/27
(a)
504,000 567,036
IHS Markit Ltd.
4.250%, 05/01/29 1,126,000 1,277,862
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
720,000 694,953
5.750%, 04/15/26
(a)
1,234,000 1,349,618
Service Corp International
3.375%, 08/15/30 600,000 580,621
Staples, Inc.
7.500%, 04/15/26
(a)
1,373,000 1,421,993
Total 6,943,259
Consumer Products 0.3%
Clorox Co. (The)
3.900%, 05/15/28 100,000 112,832
Hasbro, Inc.
3.550%, 11/19/26 100,000 109,457
3.900%, 11/19/29 376,000 410,386
Newell Brands, Inc.
4.700%, 04/01/26 2,059,000 2,293,573
Whirlpool Corp.
4.750%, 02/26/29 63,000 74,044
Total 3,000,292
Diversified Manufacturing 1.0%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 289,032
Carrier Global Corp.
2.722%, 02/15/30 1,130,000 1,151,170
Flowserve Corp.
3.500%, 10/01/30 100,000 103,416
General Electric Co.
3.625%, 05/01/30 660,000 717,395
Griffon Corp.
5.750%, 03/01/28 760,000 811,078
Johnson Controls International PLC
3.900%, 02/14/26 73,000 81,115
Raytheon Technologies Corp.
3.950%, 08/16/25 100,000 111,631
4.125%, 11/16/28 948,000 1,075,773
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 206,978
4.200%, 09/15/28 200,000 228,347
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 242,566
Vertical US Newco, Inc.
5.250%, 07/15/27
(a)
1,150,000 1,207,024
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
760,000 822,715
7.250%, 06/15/28
(a)
1,557,000 1,727,485
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 584,000 671,195
Xylem, Inc.
2.250%, 01/30/31 160,000 157,040
Total 9,603,960
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Electric 2.0%
AES Corp. (The)
2.450%, 01/15/31
(a)
500,000 482,711
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 495,000 564,112
Avangrid, Inc.
3.800%, 06/01/29 190,000 211,396
Black Hills Corp.
4.350%, 05/01/33 80,000 91,269
Calpine Corp.
4.500%, 02/15/28
(a)
1,065,000 1,075,871
5.125%, 03/15/28
(a)
1,020,000 1,036,600
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
960,000 946,296
4.750%, 03/15/28
(a)
580,000 608,152
CMS Energy Corp.
4.750%, (US 5 Year CMT T-Note +
4.116%), 06/01/50
(b)
240,000 265,208
Dominion Energy, Inc.
4.250%, 06/01/28 268,000 305,169
DTE Energy Co.
Series C, 3.400%, 06/15/29 483,000 519,114
Duke Energy Corp.
2.450%, 06/01/30 452,000 450,476
3.150%, 08/15/27 136,000 146,752
Eastern Energy Gas Holdings LLC
Series B, 3.000%, 11/15/29 200,000 209,904
Edison International
5.750%, 06/15/27 263,000 307,956
Enel Chile SA
4.875%, 06/12/28 340,000 393,383
Evergy, Inc.
2.900%, 09/15/29 200,000 205,700
Eversource Energy
Series R, 1.650%, 08/15/30 490,000 460,456
Exelon Corp.
4.050%, 04/15/30 240,000 269,446
FirstEnergy Corp.
Series B, 4.400%, 07/15/27 1,720,000 1,883,816
IPALCO Enterprises, Inc.
4.250%, 05/01/30
(a)
40,000 44,314
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30 360,000 356,392
3.550%, 05/01/27 320,000 355,068
NRG Energy, Inc.
3.625%, 02/15/31
(a)
1,160,000 1,136,590
6.625%, 01/15/27 1,046,000 1,089,614
Pacific Gas and Electric Co.
2.500%, 02/01/31 810,000 762,278
4.550%, 07/01/30 670,000 720,274
PG&E Corp.
5.000%, 07/01/28 360,000 378,336
5.250%, 07/01/30 1,160,000 1,238,337
PPL Capital Funding, Inc.
4.125%, 04/15/30 240,000 271,876
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 186,143
Southern Co. (The)
Series A, 3.700%, 04/30/30 540,000 589,719
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
650,000 673,317

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.625%, 02/15/27
(a)
1,202,000 1,251,424
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 188,491
Xcel Energy, Inc.
4.000%, 06/15/28 136,000 152,565
Total 19,828,525
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28 367,000 419,753
Waste Management, Inc.
1.150%, 03/15/28 500,000 477,699
1.500%, 03/15/31 200,000 184,634
Total 1,082,086
Finance Companies 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 159,025
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 550,000 594,046
Aon Corp.
2.800%, 05/15/30 400,000 412,728
Ares Capital Corp.
3.875%, 01/15/26 190,000 202,720
First American Financial Corp.
4.000%, 05/15/30 80,000 87,081
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25
(a)
580,000 603,602
GATX Corp.
4.700%, 04/01/29 86,000 99,689
GE Capital Funding LLC
4.400%, 05/15/30
(a)
400,000 455,490
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
1,034,837 1,027,760
Golub Capital BDC, Inc.
2.500%, 08/24/26 120,000 119,237
Main Street Capital Corp.
3.000%, 07/14/26 80,000 80,810
Navient Corp.
6.500%, 06/15/22 598,000 627,807
OneMain Finance Corp.
6.125%, 03/15/24 50,000 54,011
7.125%, 03/15/26 2,186,000 2,553,456
Owl Rock Capital Corp.
3.400%, 07/15/26 348,000 361,168
PartnerRe Finance B LLC
4.500%, (US 5 Year CMT T-Note +
3.815%), 10/01/50
(b)
120,000 123,710
Quicken Loans LLC
5.250%, 01/15/28
(a)
1,020,000 1,074,038
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
1,131,000 1,102,601
Sixth Street Specialty Lending, Inc.
2.500%, 08/01/26 120,000 120,091
Total 9,859,070
Food and Beverage 2.3%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 2,355,000 2,763,873
Aramark Services, Inc.
5.000%, 02/01/28
(a)
1,975,000 2,066,563
B&G Foods, Inc.
5.250%, 04/01/25 1,100,000 1,132,273
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Campbell Soup Co.
2.375%, 04/24/30 184,000 182,928
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 452,819
Constellation Brands, Inc.
2.875%, 05/01/30 400,000 412,602
3.150%, 08/01/29 200,000 210,912
Flowers Foods, Inc.
2.400%, 03/15/31 120,000 118,117
General Mills, Inc.
4.200%, 04/17/28 455,000 518,091
Ingredion, Inc.
2.900%, 06/01/30 75,000 77,602
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
1,074,000 1,183,819
6.500%, 04/15/29
(a)
1,295,000 1,457,695
JM Smucker Co. (The)
2.375%, 03/15/30 120,000 119,225
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 464,000 539,959
Kraft Heinz Foods Co.
3.000%, 06/01/26 2,828,000 2,982,431
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
717,000 743,681
4.875%, 11/01/26
(a)
702,000 728,846
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 42,752
2.500%, 04/15/30 152,000 153,417
Mondelez International, Inc.
2.750%, 04/13/30 380,000 392,362
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
1,117,000 1,176,457
Pilgrim's Pride Corp.
4.250%, 04/15/31
(a)
350,000 353,666
5.875%, 09/30/27
(a)
1,020,000 1,085,529
Post Holdings, Inc.
4.500%, 09/15/31
(a)
2,364,000 2,347,340
5.750%, 03/01/27
(a)
1,123,000 1,176,787
Sysco Corp.
5.950%, 04/01/30 530,000 667,978
Tyson Foods, Inc.
4.350%, 03/01/29 560,000 643,408
Total 23,731,132
Foreign Agencies 6.6%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,444,945
5.125%, 03/14/28 2,200,000 2,350,761
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 2,616,000 2,521,763
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 300,000 319,992
Series REGS, 4.848%, 09/26/28 3,350,000 3,792,868
Ecopetrol SA
5.375%, 06/26/26 1,800,000 2,021,173
6.875%, 04/29/30 5,216,000 6,329,133
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 3,384,000 5,039,862
Gazprom PJSC via Gaz Finance PLC
Series REGS, 2.950%, 01/27/29 200,000 194,073
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,700,000 1,276,645

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 700,000 531,590
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 2,300,000 2,646,513
Series REGS, 6.530%, 11/15/28 800,000 969,985
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,140,536
Series REGS, 5.375%, 04/24/30 2,630,000 3,127,225
Pertamina Persero PT
Series REGS, 2.300%, 02/09/31 1,115,000 1,056,439
Series REGS, 3.650%, 07/30/29 1,600,000 1,697,840
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 640,000 689,571
Series REGS, 5.450%, 05/21/28 1,700,000 1,970,442
Petrobras Global Finance BV
5.093%, 01/15/30 4,305,000 4,548,751
5.600%, 01/03/31 2,500,000 2,700,856
5.999%, 01/27/28 2,301,000 2,599,372
Petroleos Mexicanos
6.500%, 03/13/27 4,642,000 4,905,371
6.840%, 01/23/30 5,459,000 5,600,397
Power Finance Corp. Ltd.
Series REGS, 3.950%, 04/23/30 1,230,000 1,241,481
4.500%, 06/18/29 1,200,000 1,256,285
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 4,325,000 5,196,277
Total 67,170,146
Gaming 1.4%
Caesars Entertainment, Inc.
6.250%, 07/01/25
(a)
2,130,000 2,265,141
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25
(a)
1,255,000 1,322,343
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 459,000 486,362
Las Vegas Sands Corp.
3.900%, 08/08/29 447,000 466,489
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 200,000 205,875
5.375%, 12/04/29
(a)
1,200,000 1,274,846
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 624,000 672,906
Sands China Ltd.
5.400%, 08/08/28 300,000 341,181
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
1,005,000 1,037,879
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC
7.000%, 07/15/26
(a)
1,170,000 1,221,919
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
744,000 769,275
4.625%, 12/01/29
(a)
980,000 1,018,861
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
1,040,000 1,102,760
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
900,000 919,167
5.500%, 01/15/26
(a)
200,000 209,879
5.625%, 08/26/28
(a)
1,000,000 1,050,245
Total 14,365,128
Health Care 2.4%
Agilent Technologies, Inc.
2.300%, 03/12/31 400,000 393,434
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 285,966
3.700%, 06/06/27 19,000 21,111
Boston Scientific Corp.
2.650%, 06/01/30 710,000 719,766
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 65,428
Cigna Corp.
2.400%, 03/15/30 340,000 340,165
4.375%, 10/15/28 850,000 973,207
CommonSpirit Health
2.782%, 10/01/30 90,000 91,832
3.347%, 10/01/29 120,000 128,213
CVS Health Corp.
3.250%, 08/15/29 500,000 533,362
4.300%, 03/25/28 1,864,000 2,121,209
DaVita, Inc.
3.750%, 02/15/31
(a)
884,000 840,079
4.625%, 06/01/30
(a)
2,666,000 2,699,343
DH Europe Finance II Sarl
2.600%, 11/15/29 500,000 514,995
HCA, Inc.
3.500%, 09/01/30 1,686,000 1,731,617
4.125%, 06/15/29 488,000 542,515
5.625%, 09/01/28 950,000 1,107,875
5.875%, 02/15/26 1,021,000 1,172,620
Hologic, Inc.
3.250%, 02/15/29
(a)
1,280,000 1,256,819
IQVIA, Inc.
5.000%, 05/15/27
(a)
900,000 941,258
5.000%, 10/15/26
(a)
600,000 620,793
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 79,049
3.600%, 09/01/27 190,000 209,215
MEDNAX, Inc.
6.250%, 01/15/27
(a)
733,000 779,265
PerkinElmer, Inc.
2.550%, 03/15/31 120,000 120,036
3.300%, 09/15/29 400,000 425,558
Sabra Health Care LP
3.900%, 10/15/29 200,000 207,302
Smith & Nephew PLC
2.032%, 10/14/30 180,000 171,799
Stryker Corp.
1.950%, 06/15/30 230,000 222,991
Tenet Healthcare Corp.
4.625%, 07/15/24 2,711,000 2,752,576
4.875%, 01/01/26
(a)
680,000 706,364
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 565,000 583,686
4.497%, 03/25/30 85,000 99,583
Universal Health Services, Inc.
2.650%, 10/15/30
(a)
500,000 488,582
Zimmer Biomet Holdings, Inc.
3.550%, 03/20/30 336,000 363,221
Total 24,310,834
Healthcare Insurance 0.6%
Anthem, Inc.
4.101%, 03/01/28 760,000 858,177
Centene Corp.
4.250%, 12/15/27 1,429,000 1,498,534

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.625%, 12/15/29 3,437,000 3,730,034
Humana, Inc.
4.875%, 04/01/30 247,000 292,606
Total 6,379,351
Healthcare REIT 0.5%
Diversified Healthcare Trust
9.750%, 06/15/25 620,000 695,960
Healthcare Realty Trust, Inc.
2.400%, 03/15/30 256,000 253,643
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 316,000 330,062
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 156,727
3.250%, 07/15/26 216,000 235,236
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 1,260,000 1,256,536
4.625%, 08/01/29 685,000 725,238
5.000%, 10/15/27 764,000 805,637
Omega Healthcare Investors, Inc.
3.625%, 10/01/29 261,000 272,490
Ventas Realty LP
3.000%, 01/15/30 260,000 269,155
4.400%, 01/15/29 297,000 336,365
Total 5,337,049
Home Construction 0.1%
DR Horton, Inc.
1.400%, 10/15/27 100,000 98,318
Lennar Corp.
4.750%, 11/29/27 825,000 954,184
NVR, Inc.
3.000%, 05/15/30 90,000 93,608
Total 1,146,110
Independent Energy 1.8%
Apache Corp.
4.375%, 10/15/28 1,200,000 1,222,950
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 48,107
Cimarex Energy Co.
4.375%, 03/15/29 230,000 258,214
Comstock Resources, Inc.
6.750%, 03/01/29
(a)
484,000 494,442
9.750%, 08/15/26 560,000 608,913
ConocoPhillips
4.300%, 08/15/28
(a)
316,000 360,412
Continental Resources, Inc.
4.375%, 01/15/28 1,490,000 1,619,922
5.750%, 01/15/31
(a)
860,000 997,685
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
1,007,000 1,042,298
Diamondback Energy, Inc.
3.500%, 12/01/29 520,000 544,895
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
910,000 971,101
EQT Corp.
3.900%, 10/01/27 1,920,000 2,000,964
7.625%, 02/01/25 500,000 575,455
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 203,056
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
720,000 734,061
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Occidental Petroleum Corp.
2.900%, 08/15/24 3,495,000 3,486,778
3.500%, 08/15/29 205,000 195,896
Pioneer Natural Resources Co.
2.150%, 01/15/31 640,000 605,388
Range Resources Corp.
9.250%, 02/01/26 500,000 548,769
TechnipFMC PLC
6.500%, 02/01/26
(a)
1,024,000 1,087,956
WPX Energy, Inc.
4.500%, 01/15/30 512,000 551,205
Total 18,158,467
Industrials 0.0%
Canadian Pacific Railway Co.
2.050%, 03/05/30 100,000 97,140
Industy 0.0%
Otis Worldwide Corp.
2.565%, 02/15/30 456,000 464,244
Integrated Energy 0.3%
Cenovus Energy, Inc.
4.250%, 04/15/27 1,608,000 1,766,025
Chevron USA, Inc.
3.250%, 10/15/29 154,000 166,805
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
980,000 1,014,737
Total 2,947,567
Leisure 1.1%
Carnival Corp.
5.750%, 03/01/27
(a)
644,000 679,713
7.625%, 03/01/26
(a)
1,400,000 1,533,218
9.875%, 08/01/27
(a)
396,000 465,990
11.500%, 04/01/23
(a)
2,791,000 3,205,524
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
900,000 944,771
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
970,000 1,076,846
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
288,000 302,036
9.125%, 06/15/23
(a)
540,000 595,572
10.875%, 06/01/23
(a)
920,000 1,056,017
11.500%, 06/01/25
(a)
1,308,000 1,515,693
Total 11,375,380
Life Insurance 0.4%
American International Group, Inc.
3.400%, 06/30/30 468,000 500,368
4.200%, 04/01/28 335,000 378,737
Athene Holding Ltd.
3.500%, 01/15/31 200,000 209,561
6.150%, 04/03/30 192,000 237,944
Brighthouse Financial, Inc.
3.700%, 06/22/27 212,000 229,195
Equitable Holdings, Inc.
4.350%, 04/20/28 633,000 714,680
Globe Life, Inc.
2.150%, 08/15/30 200,000 194,675
Lincoln National Corp.
3.050%, 01/15/30 320,000 335,200
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 403,372

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Reinsurance Group of America, Inc.
3.900%, 05/15/29 440,000 485,532
Total 3,689,264
Lodging 0.4%
Choice Hotels International, Inc.
3.700%, 01/15/31 200,000 212,187
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
2,280,000 2,250,152
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 725,723
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 614,000 689,168
Total 3,877,230
Materials 0.1%
Acuity Brands Lighting, Inc.
2.150%, 12/15/30 90,000 87,610
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
544,000 638,654
Total 726,264
Media and Entertainment 1.4%
Activision Blizzard, Inc.
3.400%, 06/15/27 20,000 22,025
AMC Networks, Inc.
4.250%, 02/15/29 240,000 236,555
5.000%, 04/01/24 606,000 614,576
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
1,107,000 1,123,934
Discovery Communications LLC
3.950%, 03/20/28 445,000 488,920
4.125%, 05/15/29 512,000 564,747
Electronic Arts, Inc.
1.850%, 02/15/31 240,000 228,305
Fox Corp.
3.500%, 04/08/30 436,000 468,275
4.709%, 01/25/29 80,000 92,860
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28 380,000 438,269
4.750%, 03/30/30 40,000 46,605
Moody's Corp.
4.250%, 02/01/29 268,000 306,449
Netflix, Inc.
4.875%, 04/15/28 676,000 778,381
5.875%, 11/15/28 2,106,000 2,563,686
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28
(a)
950,000 1,012,938
Omnicom Group, Inc.
4.200%, 06/01/30 350,000 394,533
RELX Capital, Inc.
3.000%, 05/22/30 200,000 209,556
4.000%, 03/18/29 278,000 310,879
TEGNA, Inc.
4.625%, 03/15/28 800,000 816,155
5.000%, 09/15/29 1,165,000 1,210,534
Univision Communications, Inc.
6.625%, 06/01/27
(a)
1,040,000 1,127,315
ViacomCBS, Inc.
4.950%, 01/15/31 626,000 736,715
Total 13,792,212
Metals and Mining 0.7%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(a)
934,000 1,015,316
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
900,000 933,968
Freeport-McMoRan, Inc.
4.625%, 08/01/30 1,490,000 1,641,114
Newmont Corp.
2.250%, 10/01/30 237,000 232,426
2.800%, 10/01/29 228,000 235,999
Novelis Corp.
4.750%, 01/30/30
(a)
1,080,000 1,125,259
5.875%, 09/30/26
(a)
1,229,000 1,282,183
Nucor Corp.
2.700%, 06/01/30 100,000 102,933
Reliance Steel & Aluminum Co.
2.150%, 08/15/30 100,000 96,949
Steel Dynamics, Inc.
3.250%, 01/15/31 310,000 329,700
Vale Overseas Ltd.
3.750%, 07/08/30 414,000 435,083
Total 7,430,930
Midstream 2.0%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 100,000 106,616
Cheniere Energy Partners LP
4.000%, 03/01/31
(a)
1,000,000 1,017,574
4.500%, 10/01/29 1,679,000 1,751,932
Cheniere Energy, Inc.
4.625%, 10/15/28
(a)
1,300,000 1,355,426
DCP Midstream Operating LP
5.375%, 07/15/25 655,000 718,699
Enable Midstream Partners LP
4.950%, 05/15/28 392,000 437,938
Enbridge, Inc.
3.125%, 11/15/29 724,000 759,996
Energy Transfer LP
5.250%, 04/15/29 894,000 1,024,872
Enterprise Products Operating LLC
2.800%, 01/31/30 100,000 103,164
4.150%, 10/16/28 219,000 247,449
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
500,000 495,272
4.750%, 07/15/23 443,000 463,822
5.500%, 07/15/28 250,000 265,620
6.500%, 07/01/27
(a)
850,000 937,983
Kinder Morgan, Inc.
2.000%, 02/15/31 260,000 243,577
MPLX LP
2.650%, 08/15/30 500,000 493,523
4.125%, 03/01/27 331,000 368,764
National Fuel Gas Co.
2.950%, 03/01/31 300,000 293,325
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/26
(a)
1,920,000 2,018,275
ONEOK, Inc.
4.350%, 03/15/29 168,000 185,325
Phillips 66 Partners LP
3.150%, 12/15/29 120,000 123,033
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29 225,000 228,339
3.800%, 09/15/30 500,000 514,842
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 340,000 383,216

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 03/15/27 116,000 133,328
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 01/15/32
(a)
906,000 889,993
4.875%, 02/01/31
(a)
1,470,000 1,538,425
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 560,803
Western Midstream Operating LP
4.350%, 02/01/25 600,000 634,513
5.300%, 02/01/30 1,730,000 1,886,857
Williams Cos., Inc. (The)
3.750%, 06/15/27 320,000 352,449
Total 20,534,950
Natural Gas 0.1%
NiSource, Inc.
3.490%, 05/15/27 464,000 507,319
3.600%, 05/01/30 240,000 262,250
Sempra Energy
3.400%, 02/01/28 627,000 680,686
Total 1,450,255
Office REIT 0.1%
Boston Properties LP
3.250%, 01/30/31 152,000 159,093
4.500%, 12/01/28 449,000 516,005
Highwoods Realty LP
2.600%, 02/01/31 80,000 79,033
Kilroy Realty LP
2.500%, 11/15/32 200,000 191,966
3.050%, 02/15/30 228,000 233,647
Piedmont Operating Partnership LP
3.150%, 08/15/30 250,000 247,245
Total 1,426,989
Oil Field Services 0.0%
NOV, Inc.
3.600%, 12/01/29 300,000 304,639
Other Financial Institutions 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 1,589,000 1,676,876
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
510,000 515,675
Total 2,192,551
Other Industry 0.1%
AECOM
5.125%, 03/15/27 795,000 884,511
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 114,155
Steelcase, Inc.
5.125%, 01/18/29 300,000 352,403
Total 1,351,069
Other REIT 0.5%
American Campus Communities Operating Partnership LP
2.850%, 02/01/30 112,000 113,661
3.300%, 07/15/26 280,000 301,909
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
1,146,000 1,197,372
CubeSmart LP
2.000%, 02/15/31 50,000 47,423
4.375%, 02/15/29 260,000 292,884
CyrusOne LP / CyrusOne Finance Corp.
2.150%, 11/01/30 640,000 599,671
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Digital Realty Trust LP
3.600%, 07/01/29 346,000 379,860
Duke Realty LP
1.750%, 02/01/31 150,000 141,503
EPR Properties
4.950%, 04/15/28 304,000 317,083
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 408,000 414,260
Life Storage LP
2.200%, 10/15/30 240,000 231,553
Service Properties Trust
4.350%, 10/01/24 710,000 708,208
WP Carey, Inc.
2.400%, 02/01/31 500,000 486,369
Total 5,231,756
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 161,960
Essential Utilities, Inc.
2.704%, 04/15/30 300,000 306,210
Total 468,170
Packaging 0.6%
Amcor Flexibles North America, Inc.
2.630%, 06/19/30 260,000 262,653
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
800,000 822,919
Avery Dennison Corp.
2.650%, 04/30/30 444,000 450,966
Ball Corp.
2.875%, 08/15/30 450,000 435,941
5.250%, 07/01/25 510,000 577,397
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 500,000 518,618
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 992,324
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
4.000%, 10/15/27
(a)
1,400,000 1,384,223
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 209,109
Total 5,654,150
Paper 0.3%
Mercer International, Inc.
5.125%, 02/01/29
(a)
792,000 822,070
Packaging Corp. of America
3.000%, 12/15/29 608,000 639,723
Suzano Austria GmbH
3.750%, 01/15/31 514,000 526,243
5.000%, 01/15/30 400,000 441,763
Weyerhaeuser Co.
4.000%, 04/15/30 88,000 98,601
4.000%, 11/15/29 50,000 56,283
WRKCo, Inc.
4.900%, 03/15/29 462,000 548,331
Total 3,133,014
Pharmaceuticals 1.4%
AbbVie, Inc.
2.950%, 11/21/26 240,000 257,167
3.200%, 11/21/29 2,208,000 2,358,946
4.250%, 11/14/28 35,000 40,064

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Amgen, Inc.
2.200%, 02/21/27 910,000 940,657
3.200%, 11/02/27 100,000 108,757
AstraZeneca PLC
1.375%, 08/06/30 680,000 625,891
Bausch Health Cos., Inc.
5.500%, 11/01/25
(a)
1,227,000 1,264,994
7.000%, 03/15/24
(a)
2,156,000 2,211,189
Biogen, Inc.
2.250%, 05/01/30 520,000 505,935
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 72,445
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125%, 04/01/29
(a)
1,300,000 1,286,998
Gilead Sciences, Inc.
1.200%, 10/01/27 460,000 445,718
1.650%, 10/01/30 300,000 280,038
Mylan, Inc.
4.550%, 04/15/28 230,000 261,047
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
1,360,000 1,430,738
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30 120,000 111,813
Royalty Pharma PLC
1.750%, 09/02/27
(a)
320,000 315,156
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 600,000 581,074
5.000%, 11/26/28 200,000 237,838
Viatris, Inc.
2.700%, 06/22/30
(a)
700,000 691,727
Zoetis, Inc.
2.000%, 05/15/30 280,000 271,707
3.900%, 08/20/28 50,000 56,192
Total 14,356,091
Property & Casualty 0.3%
American Financial Group, Inc.
5.250%, 04/02/30 156,000 188,931
Aon Corp.
3.750%, 05/02/29 210,000 233,324
Brown & Brown, Inc.
2.375%, 03/15/31 100,000 97,174
4.500%, 03/15/29 160,000 180,915
CNA Financial Corp.
3.900%, 05/01/29 420,000 466,886
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31
(a)
220,000 222,040
Fidelity National Financial, Inc.
2.450%, 03/15/31 80,000 78,633
3.400%, 06/15/30 180,000 190,558
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 79,134
Markel Corp.
3.350%, 09/17/29 330,000 354,838
Willis North America, Inc.
4.500%, 09/15/28 381,000 436,509
Total 2,528,942
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27 197,000 214,870
4.250%, 03/15/29 368,000 421,900
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Norfolk Southern Corp.
2.550%, 11/01/29 340,000 349,658
Union Pacific Corp.
3.700%, 03/01/29 770,000 857,654
Total 1,844,082
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 500,000 474,846
Refining 0.3%
HollyFrontier Corp.
4.500%, 10/01/30 200,000 207,873
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 339,416
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 1,143,000 864,632
9.250%, 05/15/25
(a)
842,000 881,885
Valero Energy Corp.
4.350%, 06/01/28 227,000 253,818
Total 2,547,624
Restaurants 0.5%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
2,280,000 2,224,601
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
1,726,000 1,774,873
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 516,000 534,620
Starbucks Corp.
2.550%, 11/15/30 440,000 445,143
3.550%, 08/15/29 100,000 109,727
4.000%, 11/15/28 64,000 72,554
Total 5,161,518
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 160,000 150,205
Retail REIT 0.3%
Agree LP
2.900%, 10/01/30 54,000 55,432
Brixmor Operating Partnership LP
4.050%, 07/01/30 210,000 230,714
4.125%, 05/15/29 290,000 319,250
Kimco Realty Corp.
1.900%, 03/01/28 100,000 98,856
2.700%, 10/01/30 50,000 50,568
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 169,172
Regency Centers LP
2.950%, 09/15/29 50,000 51,606
3.700%, 06/15/30 370,000 404,408
Spirit Realty LP
3.200%, 02/15/31 400,000 411,786
STORE Capital Corp.
2.750%, 11/18/30 240,000 239,004
VEREIT Operating Partnership LP
2.850%, 12/15/32 240,000 247,364
3.100%, 12/15/29 50,000 52,664
3.400%, 01/15/28 50,000 54,044
3.950%, 08/15/27 198,000 220,680
Total 2,605,548
Retailers 1.0%
Advance Auto Parts, Inc.
3.900%, 04/15/30 222,000 243,106

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
AutoZone, Inc.
4.000%, 04/15/30 360,000 402,302
Best Buy Co., Inc.
1.950%, 10/01/30 280,000 266,942
Dollar General Corp.
3.500%, 04/03/30 540,000 583,461
3.875%, 04/15/27 37,000 41,463
Dollar Tree, Inc.
4.000%, 05/15/25 514,000 568,675
Gap, Inc. (The)
8.875%, 05/15/27
(a)
650,000 760,502
Hanesbrands, Inc.
4.625%, 05/15/24
(a)
300,000 316,325
4.875%, 05/15/26
(a)
1,056,000 1,132,150
L Brands, Inc.
6.625%, 10/01/30
(a)
1,336,000 1,539,222
Lowe's Cos., Inc.
2.625%, 04/01/31 240,000 243,252
3.650%, 04/05/29 419,000 462,702
4.500%, 04/15/30 210,000 244,194
Macy's, Inc.
8.375%, 06/15/25
(a)
1,080,000 1,191,210
Nordstrom, Inc.
4.250%, 08/01/31
(a)
195,000 197,469
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 365,613
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,000,000 1,030,653
Ross Stores, Inc.
1.875%, 04/15/31 150,000 141,905
Total 9,731,146
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,360,000 1,309,961
4.625%, 01/15/27
(a)
895,000 930,514
Kroger Co. (The)
3.700%, 08/01/27 199,000 222,035
Total 2,462,510
Technology 3.9%
Amphenol Corp.
2.800%, 02/15/30 416,000 430,638
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 47,110
Avaya, Inc.
6.125%, 09/15/28
(a)
932,000 991,510
Black Knight InfoServ LLC
3.625%, 09/01/28
(a)
700,000 687,918
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,055,000 1,155,892
Broadcom, Inc.
2.450%, 02/15/31
(a)
80,000 76,446
4.750%, 04/15/29 368,000 419,052
Broadridge Financial Solutions, Inc.
2.900%, 12/01/29 180,000 185,635
Citrix Systems, Inc.
3.300%, 03/01/30 120,000 125,372
CommScope, Inc.
5.500%, 03/01/24
(a)
1,010,000 1,041,259
6.000%, 03/01/26
(a)
1,223,000 1,288,939
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
581,000 667,848
5.300%, 10/01/29
(a)
500,000 591,840
Equinix, Inc.
2.150%, 07/15/30 496,000 477,304
3.200%, 11/18/29 150,000 158,306
Fidelity National Information Services, Inc.
2.250%, 03/01/31 740,000 729,059
Fiserv, Inc.
3.200%, 07/01/26 414,000 448,697
3.500%, 07/01/29 992,000 1,074,936
Flex Ltd.
4.875%, 06/15/29 200,000 228,168
Fortinet, Inc.
2.200%, 03/15/31 240,000 233,606
Global Payments, Inc.
3.200%, 08/15/29 926,000 975,971
HP, Inc.
3.400%, 06/17/30 714,000 761,334
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
290,000 288,994
5.250%, 07/15/30
(a)
1,408,000 1,461,852
Jabil, Inc.
3.000%, 01/15/31 250,000 254,565
Juniper Networks, Inc.
3.750%, 08/15/29 120,000 130,888
Keysight Technologies, Inc.
3.000%, 10/30/29 330,000 344,368
KLA Corp.
4.100%, 03/15/29 100,000 113,508
Leidos, Inc.
2.300%, 02/15/31
(a)
500,000 476,157
LogMeIn, Inc.
5.500%, 09/01/27
(a)
1,269,000 1,321,166
Microchip Technology, Inc.
4.250%, 09/01/25
(a)
780,000 817,630
Micron Technology, Inc.
4.663%, 02/15/30 610,000 701,976
Motorola Solutions, Inc.
4.600%, 05/23/29 380,000 436,797
MSCI, Inc.
3.875%, 02/15/31
(a)
900,000 923,775
4.000%, 11/15/29
(a)
808,000 846,018
NCR Corp.
5.125%, 04/15/29
(a)
570,000 587,747
NetApp, Inc.
2.700%, 06/22/30 380,000 385,114
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
1,322,000 1,338,979
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30
(a)
350,000 373,899
4.300%, 06/18/29
(a)
80,000 90,517
Open Text Corp.
3.875%, 02/15/28
(a)
940,000 952,031
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
1,160,000 1,172,447
Oracle Corp.
2.875%, 03/25/31 2,000,000 2,037,117
PayPal Holdings, Inc.
2.850%, 10/01/29 668,000 705,018

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2021
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Qorvo, Inc.
4.375%, 10/15/29 934,000 1,014,115
Sabre GLBL, Inc.
7.375%, 09/01/25
(a)
1,250,000 1,360,359
ServiceNow, Inc.
1.400%, 09/01/30 656,000 599,164
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,737,000 1,843,454
Verisk Analytics, Inc.
4.125%, 03/15/29 160,000 179,832
Veritas US, Inc. / Veritas Bermuda Ltd.
7.500%, 09/01/25
(a)
1,405,000 1,458,532
VMware, Inc.
3.900%, 08/21/27 265,000 293,830
Vontier Corp.
2.950%, 04/01/31
(a)
420,000 413,418
Western Digital Corp.
4.750%, 02/15/26 2,339,000 2,593,457
Western Union Co. (The)
2.750%, 03/15/31 160,000 155,262
Xerox Corp.
4.375%, 03/15/23 920,000 962,504
Total 39,431,330
Tobacco 0.4%
Altria Group, Inc.
4.800%, 02/14/29 1,150,000 1,308,647
BAT Capital Corp.
2.259%, 03/25/28 860,000 842,938
3.557%, 08/15/27 660,000 703,012
Vector Group Ltd.
5.750%, 02/01/29
(a)
1,130,000 1,139,363
Total 3,993,960
Transportation Services 0.3%
FedEx Corp.
3.400%, 02/15/28 290,000 316,998
4.250%, 05/15/30 400,000 457,859
XPO Logistics, Inc.
6.250%, 05/01/25
(a)
984,000 1,053,928
6.750%, 08/15/24
(a)
936,000 981,832
Total 2,810,617
Wireless 2.0%
Altice France SA
8.125%, 02/01/27
(a)
4,200,000 4,607,311
American Tower Corp.
1.875%, 10/15/30 170,000 160,814
2.750%, 01/15/27 342,000 359,196
3.800%, 08/15/29 125,000 137,457
Crown Castle International Corp.
1.050%, 07/15/26 500,000 487,342
3.650%, 09/01/27 245,000 269,052
SBA Communications Corp.
3.125%, 02/01/29
(a)
1,640,000 1,571,455
3.875%, 02/15/27 860,000 880,203
Sprint Corp.
7.625%, 03/01/26 1,118,000 1,371,087
7.625%, 02/15/25 719,000 855,709
T-Mobile USA, Inc.
3.500%, 04/15/31 100,000 101,387
3.750%, 04/15/27
(a)
625,000 688,449
3.875%, 04/15/30
(a)
2,034,000 2,219,565
4.750%, 02/01/28 1,800,000 1,923,346
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.000%, 04/15/24 940,000 946,831
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
1,200,000 1,173,608
VMware, Inc.
4.700%, 05/15/30 100,000 116,537
Vodafone Group PLC
7.000%, 04/04/79 1,910,000 2,329,994
Total 20,199,343
Wirelines 1.7%
Altice France SA
7.375%, 05/01/26
(a)
1,470,000 1,526,930
AT&T, Inc.
2.550%, 12/01/33
(a)
700,000 666,982
4.300%, 02/15/30 1,191,000 1,342,696
Frontier Communications Corp.
5.000%, 05/01/28
(a)
660,000 674,883
5.875%, 10/15/27
(a)
1,920,000 2,040,577
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
900,000 906,381
4.625%, 09/15/27
(a)
800,000 824,633
Lumen Technologies, Inc.
4.000%, 02/15/27
(a)
700,000 712,181
5.125%, 12/15/26
(a)
1,483,000 1,554,922
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/25
(a)
1,650,000 1,777,448
Verizon Communications, Inc.
2.550%, 03/21/31 200,000 200,706
4.016%, 12/03/29 1,212,000 1,370,173
4.329%, 09/21/28 723,000 833,462
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,176,561
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
1,564,000 1,552,701
Total 17,161,236
Total Corporate Bonds
(Cost $510,833,293) 518,922,860
Foreign Government Obligations
(d),(e)
  23.2%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 7,649,000 6,750,188
Series 155, 2.500%, 05/21/30 AUD 5,362,000 4,475,023
Brazilian Government International Bond
3.875%, 06/12/30 8,554,000 8,491,471
4.625%, 01/13/28 1,800,000 1,932,036
Canadian Government Bond
1.250%, 06/01/30 CAD 14,495,000 11,547,634
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 217,205
Series EMTN, 3.700%, 06/14/26 200,000 215,409
Colombia Government International Bond
3.875%, 04/25/27 4,310,000 4,596,920
3.125%, 04/15/31 4,710,000 4,610,714
Dominican Republic International Bond
Series REGS, 4.500%, 01/30/30 4,100,000 4,262,327
Series REGS, 4.875%, 09/23/32 2,000,000 2,093,196
Series REGS, 6.875%, 01/29/26 1,700,000 1,991,100
Series REGS, 5.950%, 01/25/27 1,245,000 1,419,420
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 3,350,000 3,581,680
Series REGS, 3.375%, 08/05/26 200,000 211,885

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 17
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
French Republic Government Bond OAT
1.500%, 05/25/31 EUR 5,360,000 7,367,177
5.750%, 10/25/32 EUR 1,300,000 2,563,228
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 3,180,000 3,571,004
Series REGS, 4.500%, 05/03/26 400,000 439,123
Indonesia Government International Bond
3.850%, 10/15/30 3,207,000 3,561,202
Series REGS, 4.750%, 01/08/26 1,160,000 1,322,089
Series REGS, 8.500%, 10/12/35 400,000 631,422
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 6,292,000 11,306,477
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 334,500,000 3,070,211
Series 358, 0.100%, 03/20/30 JPY 573,900,000 5,276,421
Series 359, 0.100%, 06/20/30 JPY 206,000,000 1,892,117
Japan Government Twenty Year Bond
Series 123, 2.100%, 12/20/30 JPY 38,000,000 414,729
Series 128, 1.900%, 06/20/31 JPY 30,000,000 324,295
Series 140, 1.700%, 09/20/32 JPY 28,000,000 300,961
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 1,045,000 1,218,052
Mexico Government International Bond
2.659%, 05/24/31 3,632,000 3,493,492
3.250%, 04/16/30 3,100,000 3,168,782
4.500%, 04/22/29 1,100,000 1,234,980
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 13,996,000 11,260,757
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 97,610,000 11,679,810
Oman Government International Bond
Series REGS, 5.625%, 01/17/28 8,083,000 8,498,315
Series REGS, 4.750%, 06/15/26 1,400,000 1,454,758
Panama Government International Bond
2.252%, 09/29/32 4,384,000 4,202,533
6.700%, 01/26/36 4,246,000 5,702,363
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 1,600,000 1,798,965
4.950%, 04/28/31
(a)
800,000 899,482
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 6,440,000 7,175,023
Peruvian Government International Bond
8.750%, 11/21/33 2,147,000 3,322,267
2.783%, 01/23/31 9,425,000 9,439,568
Philippine Government International Bond
3.000%, 02/01/28 2,800,000 3,000,247
9.500%, 02/02/30 3,774,000 5,928,341
Republic of South Africa Government
International Bond
4.300%, 10/12/28 3,040,000 3,056,336
4.850%, 09/30/29 4,650,000 4,806,990
Russian Foreign Bond - Eurobond
Series REGS, 5.100%, 03/28/35 5,800,000 6,830,644
Series REGS, 4.750%, 05/27/26 4,800,000 5,420,800
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 3,200,000 3,513,703
3.234%, 10/23/29 500,000 512,931
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 17,020,000 2,394,807
Series 1062, 0.125%, 05/12/31
(a)
SEK 75,770,000 8,715,133
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
United Kingdom Gilt
4.750%, 12/07/30 GBP 3,691,000 6,948,506
0.875%, 10/22/29 GBP 3,071,000 4,286,291
Uruguay Government International Bond
4.375%, 01/23/31 3,002,000 3,487,018
4.375%, 10/27/27 2,398,000 2,741,207
Total Foreign Government Obligations
(Cost $232,263,607) 234,628,765
U.S. Government & Agency Obligations   15.0%
Principal
Amount ($) Value ($)
Federal National Mortgage Association 6.5%
1.500%, 05/15/51
(f)
4,600,000 4,505,305
2.000%, 05/15/51
(f)
54,290,000 54,792,606
3.000%, 12/01/49 459,474 481,127
3.000%, 01/01/50 548,174 574,683
3.000%, 01/01/50 479,563 501,964
3.000%, 02/01/50 476,573 499,282
3.000%, 03/01/50 501,200 524,920
3.500%, 04/01/49 113,676 120,922
3.500%, 08/01/49 318,770 338,191
3.500%, 09/01/49 501,901 533,831
3.500%, 09/01/49 357,038 379,737
3.500%, 10/01/49 388,768 412,430
3.500%, 12/01/49 453,636 482,478
3.500%, 02/01/50 470,923 499,475
4.000%, 09/01/47 429,368 463,849
4.000%, 03/01/48 787,333 851,021
4.000%, 05/01/49 102,774 110,357
Total 66,072,178
Uniform Mortgage-Backed Security TBA 6.5%
2.500%, 05/15/51
(f)
34,270,000 35,539,061
3.000%, 05/15/51
(f)
12,200,000 12,775,884
3.500%, 05/15/51
(f)
5,529,000 5,884,497
4.000%, 05/15/51
(f)
5,195,000 5,580,871
4.500%, 05/15/51
(f)
5,055,000 5,507,717
Total 65,288,030
Federal Home Loan Mortgage Corporation 2.0%
2.500%, 08/01/50 8,169,789 8,480,847
3.000%, 01/01/50 475,846 498,198
3.000%, 02/01/50 490,579 513,657
3.000%, 08/01/50 6,933,330 7,260,181
3.500%, 08/01/47 880,394 941,806
3.500%, 08/01/49 303,426 322,617
3.500%, 09/01/49 364,096 387,114
3.500%, 10/01/49 399,795 425,100
3.500%, 11/01/49 383,337 407,606
3.500%, 02/01/50 472,625 501,557
4.000%, 08/01/49 351,656 377,295
4.000%, 09/01/49 408,528 438,363
Total 20,554,341
Total U.S. Government & Agency
Obligations
(Cost $150,832,973) 151,914,549
U.S. Treasury Obligations   12.5%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 6.1%
1.625%, 11/15/50 3,951,000 3,381,809
1.875%, 02/15/41 17,120,000 16,293,425
1.875%, 02/15/51 25,518,000 23,221,380

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2021
Notes to Portfolio of Investments
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
2.250%, 08/15/46 1,611,000 1,600,428
2.375%, 11/15/49 2,562,000 2,611,239
2.875%, 05/15/49 4,408,000 4,954,179
3.000%, 05/15/42 1,629,000 1,857,060
3.375%, 05/15/44 2,180,000 2,633,031
3.375%, 11/15/48 2,110,000 2,590,684
3.750%, 11/15/43 1,807,300 2,304,590
Total 61,447,825
U.S. Treasury Note 3.9%
0.625%, 05/15/30 2,630,000 2,420,011
0.625%, 08/15/30 4,971,000 4,555,455
0.875%, 11/15/30 7,970,000 7,453,195
1.125%, 02/15/31 20,450,000 19,526,555
1.500%, 02/15/30 820,000 817,566
2.625%, 02/15/29 4,013,000 4,372,289
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.250%, 05/15/30 300,000 420,609
Total 39,565,680
U.S. Treasury Bill 2.5%
0.039%, 10/07/21 5,000,000 4,999,629
0.061%, 07/15/21 20,000,000 19,999,594
Total 24,999,223
Total U.S. Treasury Obligations
(Cost $127,458,873) 126,012,728
Money Market Funds 9.6%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.030%
(g)
97,620,543 97,620,543
Total Money Market Funds
(Cost $97,620,543) 97,620,543
Total Investments in Securities
(Cost $1,119,009,289) 1,129,099,445
Other Assets & Liabilities, Net (116,052,244)
Net Assets 1,013,047,201
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to
$239,779,437, which represents 23.67% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of April 30, 2021.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
LIBOR London Interbank Offered Rates
PJSC Private Joint Stock Company
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 19
Fair Value Measurements (continued)
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 518,922,860 – 518,922,860
Foreign Government Obligations – 234,628,765 – 234,628,765
U.S. Government & Agency Obligations – 151,914,549 – 151,914,549
U.S. Treasury Obligations 126,012,728 – – 126,012,728
Money Market Funds 97,620,543 – – 97,620,543
Total Investments in Securities 223,633,271 905,466,174 – 1,129,099,445
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2021
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,119,009,289) $1,129,099,445
Cash 5,950,318
Receivable for:
Interest 8,229,056
Capital shares sold 1,104,511
Reclaims receivable 11,121
Dividends 695
Total assets 1,144,395,146
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 123,785,854
Investments purchased 7,336,573
Investment management fees 225,095
Due to custodian 423
Total liabilities 131,347,945
Net assets applicable to outstanding capital stock $1,013,047,201
Represented by:
Paid-in capital $1,010,630,038
Total distributable earnings (loss) 2,417,163
Total - representing net assets applicable to outstanding capital stock $1,013,047,201
Shares outstanding 47,500,000
Net asset value per share $21.33

STATEMENT OF OPERATIONS
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 21
Investment Income:
Interest $10,874,786
Dividends - unaffiliated issuers 2,532
Foreign taxes withheld (52,243)
Total income 10,825,075
Expenses:
Investment management fees 1,133,548
Net Investment Income 9,691,527
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (6,826,964)
Foreign currency translations (11,558)
Net realized loss (6,838,522)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2,650,009)
Foreign currency translations 11,591
Net change in unrealized depreciation (2,638,418)
Net realized and unrealized loss (9,476,940)
Net Increase in net assets resulting from operations $214,587

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2021
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
October 31, 2020
Operations
Net investment income $9,691,527 $9,507,934
Net realized loss (6,838,522) (2,915,456)
Net change in unrealized appreciation (depreciation) (2,638,418) 6,738,128
Net increase in net assets resulting from operations 214,587 13,330,606
Distributions to shareholders
Net investment income and net realized gains (9,803,375) (8,838,484)
Shareholder transactions
Proceeds from shares sold 486,577,508 377,579,960
Cost of shares redeemed (1,057) (39,239,227)
Net increase in net assets resulting from shareholder transactions 486,576,451 338,340,733
Increase in net assets 476,987,663 342,832,855
Net Assets:
Net assets beginning of period 536,059,538 193,226,683
Net assets at end of period $1,013,047,201 $536,059,538
Capital stock activity
Shares outstanding, beginning of period 25,100,050 9,300,050
Subscriptions 22,400,000 17,900,000
Redemptions (50) (2,100,000)
Shares outstanding, end of period 47,500,000 25,100,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 23
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended October 31 ,
2017
(a)
2020 2019 2018
Per share data
Net asset value, beginning of
period
$21.36 $20.78 $18.86 $19.94 $20.00
Income (loss) from investment operations:
Net investment income 0.25 0.60 0.72 0.67 0.03
Net realized and unrealized gain (loss) (0.01) 0.57 1.91 (1.13) (0.09)
Total from investment operations 0.24 1.17 2.63 (0.46) (0.06)
Less distributions to shareholders:
Net investment income (0.27) (0.59) (0.71) (0.62) –
Total distribution to shareholders (0.27) (0.59) (0.71) (0.62) –
Net asset value, end of period $21.33 $21.36 $20.78 $18.86 $19.94
Total Return at NAV 1.13% 5.71% 14.21% (2.32)% (0.30)%
Total Return at Market 0.99% 5.69% 14.78% (2.68)% (0.15)%
Ratios to average net assets:
Total gross expenses
(b)
0.28%
(c)
0.28% 0.28% 0.28%
(d)
0.28%
(c)
Total net expenses
(b)(e)
0.28%
(c)
0.28% 0.28% 0.24%
(d)
–%
(c)
Net investment income 2.39%
(c)
2.87% 3.62% 3.49% 3.10%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $1,013,047 $536,060 $193,227 $84,884 $29,917
Portfolio turnover 73% 156% 171% 140% –%
(a) The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) The ratio includes less than 0.01% for the year ended October 31, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2021
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds’ principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 25
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2021
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 27
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2021
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $762,732,223 and $595,044,907, respectively, for the six months ended April 30, 2021, of which
$64,702,953 and $46,309,533, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2021, the cost basis of securities contributed was $319,814,208.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
1,119,009,289 19,559,028 (9,468,872) 10,090,156
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
758,639 477,003 1,235,642

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 29
in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended April 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2021
different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the
COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q),

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 31
annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
32 Strategic Beta ETFs | Semiannual Report 2021
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through
December 31, 2020, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

RESULTS OF MEETING OF SHAREHOLDERS
April 30, 2021
Strategic Beta ETFs | Semiannual Report 2021 33
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia ETF Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia ETF Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee Votes for Votes withheld Abstentions
George S. Batejan 598,073,026 3,780,328 0
Kathleen Blatz 597,509,473 4,343,881 0
Pamela G. Carlton 597,354,783 4,498,571 0
Janet Langford Carrig 597,508,397 4,344,956 0
J. Kevin Connaughton 598,072,088 3,781,265 0
Olive M. Darragh 597,289,418 4,563,936 0
Patricia M. Flynn 597,574,031 4,279,322 0
Brian J. Gallagher 598,006,476 3,846,878 0
Douglas A. Hacker 598,028,149 3,825,205 0
Nancy T. Lukitsh 597,508,424 4,344,929 0
David M. Moffett 598,028,122 3,825,231 0
Catherine James Paglia 597,742,264 4,111,090 0
Anthony M. Santomero 597,926,806 3,926,548 0
Minor M. Shaw 597,815,282 4,038,071 0
Natalie A. Trunow 597,768,688 4,084,665 0
Sandra Yeager 597,742,264 4,111,090 0
Christopher O. Petersen 598,028,149 3,825,205 0

Columbia ETF Trust I
225 Franklin Street
Boston, MA 02110
SAR290_10_L01_(06/21)
CET001309
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2021
Columbia Multi-Sector Municipal Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2021

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 20
Liquidity Risk Management Program 26
Results of Meeting of Shareholders 27
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector
Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue Sector
(45%); Municipal Health Care Sector (20%); Municipal High-Quality Revenue Sector (15%); The Municipal
Core General Obligation Sector (10%); and the Municipal High Yield Sector (10%). Each sector of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity.
The rules for each sector can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2021)
Inception
6 Months
cumulative 1 Year Life
Market Price 10/10/18 3.79 10.82 7.30
Net Asset Value 10/10/18 3.90 10.71 7.12
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 3.89 10.78 6.84
Bloomberg Barclays Municipal
Bond Index 2.62 7.75 6.12

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2021
Quality breakdown (%) (at April 30, 2021)
AAA rating 8.2
AA rating 30.1
A rating 39.8
BBB rating 13.0
BB rating 7.8
B rating 0.7
Not rated 0.4
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Top ten states/territories (%) (at April 30, 2021)
New York 17 .7
New Jersey 11 .9
Illinois 8 .4
Texas 7 .9
Pennsylvania 6 .9
Florida 5 .5
Colorado 3 .5
Michigan 3 .3
Ohio 3 .2
Massachusetts 2 .8
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Simiannual Report 2021 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2020— April 30, 2021
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 1,039.00 1,023.65 1.16 1.15 0.23

PORTFOLIO OF INVESTMENTS
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2021
Municipal Bonds 98 .7%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 1.0%
County of Jefferson AL Sewer Revenue
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 118,157
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 150,000 192,086
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 284,945
4.000%, 09/01/36 275,000 312,515
Total Alabama 907,703
Alaska 0.1%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 117,534
Arizona 1.0%
Arizona Health Facilities Authority, Series A
Revenue Bonds
5.000%, 12/01/39 225,000 258,426
5.000%, 01/01/44 235,000 261,870
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 166,793
Maricopa County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 01/01/35 205,000 250,038
Total Arizona 937,127
California 0.2%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 150,258
Colorado 3.4%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 106,016
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 267,680
5.000%, 12/01/27 160,000 199,781
5.000%, 11/15/29 325,000 401,365
5.000%, 12/01/29 285,000 361,930
5.000%, 12/01/30 150,000 197,823
Colorado Health Facilities Authority
Revenue Bonds
4.000%, 08/01/38, Series A-1 225,000 260,532
5.000%, 11/01/39, Series A 180,000 227,579
5.000%, 08/01/44, Series A-2 200,000 246,236
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 105,937
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 260,000 305,911
5.000%, 06/01/27 165,000 191,500
State of Colorado
Series A
Revenue Bonds
5.000%, 12/15/33 150,000 200,013
Total Colorado 3,072,303
Connecticut 2.6%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 100,000 105,294
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/32, Series A 190,000 245,389
5.000%, 07/01/33, Series A 135,000 173,657
4.000%, 07/01/38, Series A 200,000 226,176
5.000%, 12/01/45 275,000 328,287
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000%, 09/01/26, Series A 225,000 276,764
5.000%, 08/01/28, Series A 150,000 178,175
5.000%, 01/01/29, Series A 340,000 431,130
5.000%, 10/01/31, Series B 125,000 158,913
5.000%, 09/01/34, Series A 175,000 200,667
Total Connecticut 2,324,452
Delaware 0.7%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 226,800
5.000%, 10/01/40 215,000 272,988
5.000%, 10/01/45 125,000 157,297
Total Delaware 657,085
District of Columbia 1.6%
District of Columbia
Revenue Bonds
4.000%, 07/15/40 130,000 144,628
District of Columbia
5.000%, 10/15/25, Series A 125,000 150,377
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 304,197
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 143,414
5.000%, 10/01/30 200,000 247,332

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000%, 10/01/30, Series B
(a)
130,000 111,206
0.000%, 10/01/37, Series A
(a)
500,000 289,160
Total District of Columbia 1,390,314
Florida 5.4%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 188,955
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 151,600
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 175,157
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 157,274
5.000%, 10/01/32 125,000 154,766
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000%, 10/01/32 205,000 234,510
5.000%, 10/01/32, Series A 250,000 285,987
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.250%, 10/01/22, Series B 210,000 225,116
5.000%, 10/01/25 165,000 197,214
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 350,000 428,229
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 317,658
5.000%, 10/01/27 255,000 319,079
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 194,409
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 150,000 188,429
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 241,012
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 119,873
5.000%, 10/01/39 100,000 119,414
Palm Beach County School District
Revenue Bonds
5.000%, 08/01/28, Series B 170,000 217,904
5.000%, 08/01/30, Series D 150,000 176,979
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 157,708
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 150,000 196,245
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 180,585
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 228,462
Total Florida 4,856,565
Georgia 2.4%
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 256,544
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 224,333
5.750%, 11/01/29 200,000 278,048
Gwinnett County School District
5.000%, 02/01/27 200,000 234,982
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 241,068
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 237,401
5.000%, 02/01/28, Series A-2 350,000 437,339
5.000%, 07/01/28, Series F 200,000 249,196
Total Georgia 2,158,911
Hawaii 1.1%
State of Hawaii
5.000%, 08/01/26, Series EO 200,000 230,036
5.000%, 10/01/27, Series FH 150,000 184,949
State of Hawaii Airports System Revenue
Revenue Bonds
5.250%, 08/01/26 150,000 164,863
5.000%, 07/01/33, Series A 350,000 447,048
Total Hawaii 1,026,896
Illinois 8.3%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 152,399
5.000%, 12/01/30, Series A 150,000 185,928
0.000%, 12/01/31, Series A
(a)
250,000 191,573
0.000%, 12/01/31, Series B-1
(a)
220,000 168,802
5.250%, 12/01/35, Series C 130,000 144,546
5.000%, 12/01/38, Series A 200,000 245,203
5.250%, 12/01/39, Series C 235,000 259,522
5.000%, 12/01/42, Series A 200,000 208,570

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 215,872
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 250,000 277,995
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 185,738
5.000%, 01/01/29, Series C 200,000 239,408
5.000%, 01/01/34, Series B 355,000 431,367
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 255,221
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 220,349
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 226,640
5.000%, 07/01/28 115,000 143,357
4.125%, 11/15/37, Series A 235,000 261,691
4.000%, 01/01/40, Series A 275,000 309,917
4.000%, 08/15/41, Series A 350,000 412,346
5.000%, 08/15/43 150,000 158,625
5.000%, 01/01/44, Series A 300,000 363,645
4.125%, 05/01/45 200,000 221,274
Illinois State Toll Highway Authority
Revenue Bonds
5.000%, 01/01/30, Series B 115,000 151,309
5.000%, 01/01/31, Series C 150,000 196,722
4.000%, 12/01/31, Series A 210,000 239,172
5.000%, 12/01/31, Series A 255,000 304,661
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000%, 12/15/29, Series A
(a)
160,000 133,669
0.000%, 06/15/30, Series A
(a)
415,000 340,528
0.000%, 12/15/41, Series B
(a)
280,000 151,883
State of Illinois
Series A
4.000%, 03/01/39 200,000 228,240
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 231,921
Total Illinois 7,458,093
Indiana 1.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 153,197
Indiana Finance Authority
Revenue Bonds
3.000%, 11/01/30, Series A 150,000 161,568
4.000%, 11/01/33, Series C 100,000 115,449
5.000%, 12/01/35, Series A 150,000 176,089
5.000%, 06/01/39, Series A 225,000 231,450
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 123,403
Total Indiana 961,156
Iowa 0.2%
Iowa Finance Authority
Series A
Revenue Bonds
5.000%, 05/15/43 160,000 182,936
Kansas 0.5%
Kansas Development Finance Authority,
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 207,532
5.000%, 11/15/32 225,000 235,955
Total Kansas 443,487
Kentucky 1.4%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 194,344
Louisville and Jefferson County
Metropolitan Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 420,426
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 353,658
4.000%, 10/01/35 235,000 266,260
Total Kentucky 1,234,688
Louisiana 0.5%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 158,935
State of Louisiana
5.000%, 08/01/25, Series C 120,000 138,137
5.000%, 08/01/27, Series B 100,000 122,648
Total Louisiana 419,720
Maine 0.1%
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 106,089
Maryland 2.2%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 84,171
County of Howard
Series B
5.000%, 02/15/28 225,000 281,428
County of Montgomery, Series A
5.000%, 11/01/26 150,000 186,522
5.000%, 11/01/28 150,000 174,051

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000%, 07/01/35 100,000 111,652
5.000%, 08/15/41, Series A 100,000 109,694
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 125,647
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 160,713
3.000%, 03/01/30 310,000 332,983
State of Maryland, Series A
5.000%, 03/15/26 150,000 182,718
5.000%, 08/01/29 175,000 220,211
Total Maryland 1,969,790
Massachusetts 2.8%
Commonwealth of Massachusetts, Series
A
5.000%, 07/01/28 200,000 245,354
5.000%, 07/01/30 160,000 189,693
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 401,888
Massachusetts Development Finance
Agency
Revenue Bonds
5.000%, 07/01/31, Series S-1 200,000 250,836
5.000%, 07/01/36, Series I 150,000 179,610
5.000%, 07/01/36, Series K 150,000 188,781
5.000%, 07/01/41, Series I 250,000 290,170
5.000%, 07/01/44, Series A 200,000 241,528
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 313,318
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 190,174
Total Massachusetts 2,491,352
Michigan 3.2%
Detroit City School District
Series A
5.000%, 05/01/27 180,000 188,589
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 202,536
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000%, 07/01/26, Series C 305,000 372,323
5.000%, 07/01/28, Series A 200,000 253,558
Michigan Finance Authority
Revenue Bonds
3.125%, 12/01/35, Series A 100,000 108,299
5.000%, 11/15/41 300,000 357,177
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.250%, 11/15/42 150,000 159,101
5.000%, 12/01/42, Series A-MI 250,000 303,798
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 200,000 254,092
5.000%, 04/15/32 155,000 184,746
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 222,882
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 273,044
Total Michigan 2,880,145
Minnesota 1.1%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 275,000 224,361
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 109,694
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 106,438
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 160,449
Duluth Housing & Redevelopment
Authority, Series A
Revenue Bonds
5.000%, 11/01/33 100,000 114,017
5.000%, 11/01/48 100,000 109,457
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 191,724
Total Minnesota 1,016,140
Mississippi 0.6%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 318,284
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 203,518
Total Mississippi 521,802
Missouri 1.1%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000%, 11/15/42 300,000 323,286

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 169,312
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
4.000%, 12/01/32 200,000 231,284
4.000%, 12/01/33 120,000 138,132
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 115,798
Total Missouri 977,812
Nebraska 0.4%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 348,093
New Jersey 11.7%
New Jersey Economic Development
Authority
Revenue Bonds
4.000%, 11/01/25, Series B 200,000 225,024
5.000%, 03/01/26, Series NN 260,000 281,900
4.375%, 06/15/27, Series XX 120,000 135,596
5.500%, 09/01/27, Series N-1 120,000 153,634
5.500%, 06/15/29, Series BBB 195,000 242,434
5.000%, 03/01/30, Series NN 225,000 243,628
5.000%, 06/15/30, Series B 210,000 262,964
5.000%, 06/15/32, Series EEE 175,000 215,661
6.000%, 07/01/32, Series A 200,000 206,658
4.000%, 06/15/34, Series QQQ 350,000 412,678
5.000%, 06/15/34, Series WW 300,000 348,996
4.000%, 07/01/34, Series A 315,000 352,818
5.000%, 06/15/35, Series WW 270,000 313,751
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 258,710
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 251,575
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000%, 12/15/25, Series C
(a)
180,000 171,797
5.000%, 06/15/27, Series A-1 110,000 131,250
0.000%, 12/15/27, Series A
(a)
300,000 269,565
0.000%, 12/15/27, Series C
(a)
250,000 229,335
5.000%, 06/15/28, Series A-1 240,000 285,905
0.000%, 12/15/28, Series A
(a)
335,000 291,617
5.000%, 06/15/29, Series BB-1 245,000 309,058
0.000%, 12/15/29, Series A
(a)
450,000 379,264
5.000%, 06/15/30, Series A 270,000 320,345
0.000%, 12/15/30, Series C
(a)
225,000 183,879
5.000%, 06/15/31, Series BB 115,000 142,544
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 06/15/32, Series D 225,000 258,595
5.250%, 06/15/32, Series C 270,000 312,714
0.000%, 12/15/32, Series A
(a)
595,000 456,633
5.000%, 12/15/32, Series A 430,000 528,672
0.000%, 12/15/34, Series A
(a)
135,000 97,186
4.750%, 06/15/35, Series AA 200,000 230,396
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 228,958
5.000%, 01/01/31, Series E 460,000 546,803
4.000%, 01/01/33, Series G 225,000 263,277
5.000%, 01/01/33, Series A 100,000 113,831
5.000%, 01/01/33, Series B 170,000 210,700
5.000%, 01/01/34, Series A 145,000 176,814
5.000%, 01/01/34, Series E 395,000 456,723
Total New Jersey 10,501,888
New York 17.5%
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 157,196
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 207,226
City of New York
5.000%, 08/01/22, Series C 200,000 212,012
5.000%, 08/01/25, Series J 115,000 127,162
5.000%, 08/01/28, Series A 200,000 236,834
5.000%, 08/01/28, Series C 150,000 180,425
5.000%, 08/01/28, Series E 250,000 270,550
5.000%, 08/01/29, Series A-1 200,000 261,904
Long Island Power Authority
Revenue Bonds
0.000%, 06/01/28
(a)
220,000 202,538
5.000%, 09/01/28 125,000 162,509
5.250%, 09/01/29, Series C 140,000 185,888
5.000%, 09/01/34 115,000 146,096
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/26, Series A2 275,000 335,250
5.000%, 11/15/28, Series C-1 275,000 344,448
5.000%, 11/15/31, Series C-1 365,000 449,581
4.000%, 11/15/32, Series D 400,000 421,324
5.000%, 11/15/32, Series D 280,000 343,734
5.000%, 11/15/33, Series D-1 450,000 526,797
4.000%, 11/15/35, Series C-1 215,000 245,872
5.000%, 11/15/35, Series B 150,000 177,915
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 85,000 85,051
New York City Water & Sewer System
Revenue Bonds
5.000%, 06/15/27, Series GG 175,000 207,716
5.000%, 06/15/28, Series BB-2 175,000 220,276
5.000%, 06/15/28, Series EE 145,000 166,135
5.000%, 06/15/28, Series HH 125,000 148,182
5.000%, 06/15/29, Series AA-2 125,000 164,976
5.000%, 06/15/29, Series EE 490,000 589,558
5.000%, 06/15/29, Series FF 140,000 165,759
5.000%, 06/15/29, Series GG 150,000 177,598

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 06/15/30, Series AA-2 145,000 194,953
5.000%, 06/15/30, Series EE 125,000 168,063
5.000%, 06/15/30, Series GG-1 150,000 201,675
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/26 160,000 193,018
5.000%, 10/01/26 150,000 182,764
5.000%, 07/01/28 250,000 309,490
5.000%, 10/01/29 110,000 136,317
5.000%, 05/01/33 400,000 463,652
5.000%, 07/01/33 250,000 304,652
5.000%, 07/01/34 325,000 392,356
5.000%, 07/01/35 150,000 176,865
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000%, 06/15/27, Series A 500,000 624,407
5.000%, 06/15/29 150,000 171,749
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 151,281
New York State Thruway Authority
Revenue Bonds
5.000%, 01/01/29, Series B 200,000 260,348
5.000%, 01/01/30, Series K 200,000 231,766
4.000%, 01/01/38, Series B 150,000 178,689
New York Transportation Development
Corp.
Revenue Bonds
5.000%, 01/01/31 200,000 243,454
5.000%, 12/01/32, Series A 180,000 229,655
5.000%, 01/01/34 150,000 180,468
5.000%, 10/01/35 200,000 254,816
5.000%, 10/01/40 125,000 156,583
4.000%, 12/01/42, Series C 160,000 187,374
Port Authority of New York & New Jersey
Revenue Bonds
5.000%, 09/15/25, Series 207 115,000 136,716
5.000%, 09/15/27, Series 207 215,000 269,900
5.000%, 09/15/29, Series 207 375,000 472,736
5.000%, 07/15/31, Series 209 300,000 382,653
3.250%, 05/01/33, Series 189 125,000 135,931
5.000%, 10/15/33, Series 194 265,000 316,731
5.000%, 07/15/35, Series 222 200,000 261,750
State of New York Mortgage Agency
Series 214
Revenue Bonds
3.550%, 04/01/27 150,000 171,047
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000%, 11/15/26, Series A 175,000 191,508
0.000%, 11/15/29, Series A
(a)
100,000 87,890
5.000%, 11/15/31, Series A 250,000 303,785
5.000%, 11/15/31, Series B 200,000 248,826
Total New York 15,694,380
North Carolina 0.6%
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 292,877
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 242,483
Total North Carolina 535,360
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
2.750%, 07/01/27, Series A 185,000 202,863
3.550%, 07/01/33, Series D 220,000 240,183
Total North Dakota 443,046
Ohio 3.2%
City of Columbus
Series 1
5.000%, 07/01/25 100,000 119,239
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 150,000 182,415
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 100,000 104,912
Ohio Turnpike & Infrastructure Commission
Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
285,000 358,327
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 397,675
5.000%, 06/01/29 245,000 321,602
5.000%, 12/01/30 325,000 397,111
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 220,344
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 147,134
State of Ohio
Revenue Bonds
3.250%, 01/01/35, Series A 130,000 145,094
4.000%, 01/01/46, Series B 405,000 468,249
Total Ohio 2,862,102
Oklahoma 0.8%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 246,910
5.000%, 06/01/31 200,000 246,634
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 100,000 121,668
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 114,398
Total Oklahoma 729,610

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2021
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oregon 0.3%
Salem Hospital Facility Authority
Series A
Revenue Bonds
5.000%, 05/15/34 200,000 254,128
Pennsylvania 6.8%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 183,775
4.000%, 07/15/39 250,000 287,225
4.000%, 04/01/44 200,000 224,262
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 115,112
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 113,040
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 100,489
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 166,323
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250%, 11/01/32 100,000 89,924
4.000%, 09/01/41, Series A 200,000 238,402
Commonwealth of Pennsylvania
5.000%, 01/01/28, Series 1 175,000 217,217
5.000%, 09/15/28, Series 2 200,000 246,040
5.000%, 03/15/29, Series 1 100,000 117,301
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 110,000 119,231
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 101,759
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700%, 07/01/27, Series B 110,000 140,980
5.500%, 08/01/28, Series A 430,000 560,552
5.750%, 07/01/32 100,000 142,230
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 181,212
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 116,497
5.625%, 07/01/42, Series A 200,000 210,594
Montgomery County Industrial
Development Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 218,374
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 93,361
Pennsylvania Housing Finance Agency
Series 127B
Revenue Bonds
3.550%, 10/01/33 365,000 401,558
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 247,804
6.000%, 12/01/30, Series E 100,000 128,749
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000%, 10/01/27 300,000 375,264
5.000%, 04/01/33, Series 2015 225,000 260,762
5.000%, 09/01/42, Series A 200,000 238,554
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 158,423
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 250,000 291,050
Total Pennsylvania 6,086,064
Rhode Island 0.1%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 121,031
South Carolina 1.0%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 280,142
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 106,153
South Carolina Jobs-Economic
Development Authority, Series A
Revenue Bonds
5.000%, 05/01/32 190,000 233,022
5.000%, 05/01/43 200,000 239,470
Total South Carolina 858,787
South Dakota 0.4%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/35 180,000 219,501
4.000%, 07/01/37 150,000 171,632
Total South Dakota 391,133

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tennessee 0.8%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 121,105
City of Memphis, Series A
5.000%, 04/01/25 250,000 294,205
5.000%, 04/01/26 130,000 152,820
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 182,399
Total Tennessee 750,529
Texas 7.8%
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 250,307
Central Texas Turnpike System, Series A
Revenue Bonds
0.000%, 08/15/28
(a)
150,000 136,462
0.000%, 08/15/29
(a)
150,000 132,824
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 229,842
City of Dallas
5.000%, 02/15/26 230,000 259,891
City of Houston
Series A
5.000%, 03/01/26 200,000 242,128
City of Houston TX Airport System
Revenue
Series A
Revenue Bonds
5.000%, 07/01/32 300,000 316,143
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 160,766
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/27 220,000 273,141
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 250,753
Fort Bend Independent School District
5.000%, 08/15/29 190,000 238,999
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 114,134
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/35 350,000 443,142
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 255,308
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 298,048
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/27, Series A 530,000 618,819
5.000%, 01/01/29, Series B 325,000 377,322
0.000%, 01/01/30, Series D
(a)
300,000 263,373
0.000%, 01/01/34, Series D
(a)
115,000 90,375
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 132,059
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 321,339
State of Texas, Series A
5.000%, 10/01/27 165,000 190,989
5.000%, 10/01/29 125,000 149,361
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/32, Series B 120,000 151,492
5.000%, 05/15/37 100,000 105,745
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 264,184
Texas Water Development Board
Revenue Bonds
5.000%, 10/15/23, Series B 250,000 279,665
5.000%, 04/15/27, Series A 200,000 251,836
5.000%, 10/15/30, Series A 150,000 179,772
Total Texas 6,978,219
Utah 0.1%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 125,115
Virginia 0.7%
Commonwealth of Virginia
Series B
5.000%, 06/01/22 125,000 131,621
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 253,667
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 208,003
Total Virginia 593,291

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2021
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington 2.2%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 249,241
State of Washington
5.000%, 07/01/23, Series
R-2012C 225,000 237,699
5.000%, 07/01/28, Series
R-2015-C 150,000 174,884
5.000%, 07/01/29, Series B 100,000 120,290
5.000%, 07/01/30, Series
R-2015E 200,000 232,836
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 08/15/31 170,000 204,190
5.000%, 08/01/38, Series A-2 150,000 189,809
5.000%, 10/01/38, Series D 250,000 286,255
5.000%, 09/01/45 150,000 188,946
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 110,932
Total Washington 1,995,082
West Virginia 0.2%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 157,602
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wisconsin 1.0%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 236,420
4.000%, 01/01/45 200,000 229,826
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 182,441
Wisconsin Health & Educational Facilities
Authority
Series B
Revenue Bonds
4.250%, 07/01/33 200,000 200,818
Total Wisconsin 849,505
Total Municipal Bonds
(Cost $85,004,883) 88,537,323
Money Market Funds 2 .2%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.010%
(c)
1,932,692 1,932,499
Total Money Market Funds
(Cost $1,932,499) 1,932,499
Total Investments in Securities
(Cost $86,937,382) 90,469,822
Other Assets & Liabilities, Net (801,311)
Net Assets 89,668,511
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to
$587,131, which represents 0.65% of total net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 15
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 88,537,323 – 88,537,323
Money Market Funds 1,932,499 – – 1,932,499
Total Investments in Securities 1,932,499 88,537,323 – 90,469,822
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Semiannual Report 2021
Assets
Investments in securities, at value
Unaffiliated issuers (cost $86,937,382 ) $90,469,822
Cash 309
Receivable for:
Interest 1,030,790
Total assets 91,500,921
Liabilities
Payable for:
Investments purchased 1,816,591
Investment management fees 15,819
Total liabilities 1,832,410
Net assets applicable to outstanding capital stock $89,668,511
Represented by:
Paid-in capital $85,989,872
Total distributable earnings (loss) 3,678,639
Total - representing net assets applicable to outstanding capital stock $89,668,511
Shares outstanding 4,000,000
Net asset value per share $22.42

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 17
Investment Income:
Interest $764,763
Total income 764,763
Expenses:
Investment management fees 80,996
Net Investment Income 683,767
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 39,356
Net realized gain 39,356
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,669,383
Net change in unrealized appreciation 1,669,383
Net realized and unrealized gain 1,708,739
Net Increase in net assets resulting from operations $2,392,506

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Semiannual Report 2021
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
October 31, 2020
Operations
Net investment income $683,767 $902,716
Net realized gain 39,356 108,583
Net change in unrealized appreciation 1,669,383 488,802
Net increase in net assets resulting from operations 2,392,506 1,500,101
Distributions to shareholders
Net investment income and net realized gains (788,203) (899,979)
Shareholder transactions
Proceeds from shares sold 31,296,722 29,222,387
Cost of shares redeemed (1,112) –
Net increase in net assets resulting from shareholder transactions 31,295,610 29,222,387
Increase in net assets 32,899,913 29,822,509
Net Assets:
Net assets beginning of period 56,768,598 26,946,089
Net assets at end of period $89,668,511 $56,768,598
Capital stock activity
Shares outstanding, beginning of period 2,600,050 1,250,050
Subscriptions 1,400,000 1,350,000
Redemptions (50) –
Shares outstanding, end of period 4,000,000 2,600,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 19
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended October 31 ,
2018
(a)
2020 2019
Per share data
Net asset value, beginning of
period
$21.83 $21.56 $20.02 $20.00
Income (loss) from investment operations:
Net investment income 0.21 0.51 0.56 0.03
Net realized and unrealized gain (loss) 0.64 0.30 1.51 (0.01)
Total from investment operations 0.85 0.81 2.07 0.02
Less distributions to shareholders:
Net investment income (0.22) (0.51) (0.53) –
Net realized gains (0.04) (0.03) – –
Total distribution to shareholders (0.26) (0.54) (0.53) –
Net asset value, end of period $22.42 $21.83 $21.56 $20.02
Total Return at NAV 3.90% 3.82% 10.42% 0.10%
Total Return at Market 3.79% 4.18% 10.24% 0.45%
Ratios to average net assets:
Total gross expenses
(b)
0.23%
(c)
0.23% 0.26% 0.28%
(c)
Total net expenses
(b)(d)
0.23%
(c)
0.23% 0.26% 0.28%
(c)
Net investment income 1.94%
(c)
2.37% 2.67% 2.34%
(c)
Supplemental data
Net assets, end of
period
(in thousands) $89,669 $56,769 $26,946 $16,014
Portfolio turnover 3% 11% 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)
20 Strategic Beta ETFs | Semiannual Report 2021
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 21
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2021
and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
86,937,382 3,653,314 (120,874) 3,532,440

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 23
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $33,236,694 and $1,946,169, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2021
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the
COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 25
into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund's shares will be negatively impacted to the extent it invests in such securities. The Fund's annual and semiannual reports show the Fund's investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund's investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its tracking index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
26 Strategic Beta ETFs | Semiannual Report 2021
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through
December 31, 2020, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

RESULTS OF MEETING OF SHAREHOLDERS
April 30, 2021
Strategic Beta ETFs | Semiannual Report 2021 27
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia ETF Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia ETF Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee Votes for Votes withheld Abstentions
George S. Batejan 598,073,026 3,780,328 0
Kathleen Blatz 597,509,473 4,343,881 0
Pamela G. Carlton 597,354,783 4,498,571 0
Janet Langford Carrig 597,508,397 4,344,956 0
J. Kevin Connaughton 598,072,088 3,781,265 0
Olive M. Darragh 597,289,418 4,563,936 0
Patricia M. Flynn 597,574,031 4,279,322 0
Brian J. Gallagher 598,006,476 3,846,878 0
Douglas A. Hacker 598,028,149 3,825,205 0
Nancy T. Lukitsh 597,508,424 4,344,929 0
David M. Moffett 598,028,122 3,825,231 0
Catherine James Paglia 597,742,264 4,111,090 0
Anthony M. Santomero 597,926,806 3,926,548 0
Minor M. Shaw 597,815,282 4,038,071 0
Natalie A. Trunow 597,768,688 4,084,665 0
Sandra Yeager 597,742,264 4,111,090 0
Christopher O. Petersen 598,028,149 3,825,205 0

Columbia ETF Trust I
225 Franklin Street
Boston, MA 02110
SAR303_10_L01_(06/21)
CET001310
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2021
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future shareholder reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account.

Strategic Beta ETFs | Semiannual Report 2021

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Columbia Research Enhanced Value ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Liquidity Risk Management Program 31
Results of Meeting of Shareholders 32
Additional Information 33

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced
U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000® Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2021)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 30.53 46.28 25.57
Net Asset Value 09/25/19 30.19 46.08 25.55
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index 30.49 46.71 25.87
Russell 1000® Index 30.03 49.48 27.60

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2021
Equity sector breakdown (%) (at April 30, 2021)
Information Technology 26 .4
Consumer Discretionary 12 .8
Health Care 12 .4
Financials 11 .5
Communication Services 11 .1
Industrials 9 .4
Consumer Staples 5 .4
Real Estate 3 .0
Materials 2 .8
Energy 2 .6
Utilities 2 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced
U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended April 30, 2021)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 37.54 44.37 16.90
Net Asset Value 09/25/19 36.94 44.21 16.86
{
Beta Advantage
}
® Research
Enhanced U.S. Value Index 36.73 44.41 16.90
Russell 1000® Value Index 36.30 45.92 16.77

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2021
Equity sector breakdown (%) (at April 30, 2021)
Financials 21 .2
Industrials 14 .2
Health Care 12 .3
Communication Services 9 .1
Information Technology 9 .1
Consumer Discretionary 8 .0
Consumer Staples 6 .6
Utilities 5 .1
Energy 5 .1
Materials 4 .8
Real Estate 4 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2020 — April 30, 2021
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,301.90 1,024.05 0.86 0.75 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 1,369.40 1,023.85 1.12 0.95 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
8 Strategic Beta ETFs | Semiannual Report 2021
Common Stocks 99 .6%
Issuer Shares Value ($)
Communication Services  11.1%
Diversified Telecommunication Services 1.1%
Lumen Technologies, Inc. 4,500 57,735
Verizon Communications, Inc. 17,389 1,004,910
Total 1,062,645
Entertainment 0.5%
Activision Blizzard, Inc. 3,173 289,346
Electronic Arts, Inc. 1,184 168,223
Take-Two Interactive Software, Inc.
(a)
464 81,376
World Wrestling Entertainment, Inc. Class A 194 10,691
Total 549,636
Interactive Media & Services 9.1%
Alphabet, Inc. Class A
(a)
1,251 2,944,229
Alphabet, Inc. Class C
(a)
1,235 2,976,498
Facebook, Inc. Class A
(a)
10,181 3,309,639
Total 9,230,366
Media 0.4%
DISH Network Corp. Class A
(a)
1,033 46,268
Fox Corp. Class A 1,406 52,612
Fox Corp. Class B 666 24,229
Interpublic Group of Cos., Inc. (The) 1,604 50,927
New York Times Co. (The) Class A 682 30,970
News Corp. Class A 1,653 43,300
News Corp. Class B 516 12,544
Nexstar Media Group, Inc. Class A 190 28,008
Omnicom Group, Inc. 880 72,389
Total 361,247
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 427 9,813
United States Cellular Corp.
(a)
62 2,116
Total 11,929
Total Communication Services 11,215,823
Consumer Discretionary  12.7%
Distributors 0.4%
Genuine Parts Co. 1,512 188,955
Pool Corp. 408 172,388
Total 361,343
Diversified Consumer Services 0.3%
Graham Holdings Co. Class B 44 27,967
Grand Canyon Education, Inc.
(a)
505 54,687
H&R Block, Inc. 1,981 44,097
Service Corp. International 1,846 98,650
Terminix Global Holdings, Inc.
(a)
1,425 72,518
Total 297,919
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc. 1,431 209,956
Extended Stay America, Inc. 1,934 38,467
Hilton Worldwide Holdings, Inc.
(a)
3,008 387,130
Travel + Leisure Co. 919 59,303
Wendy's Co. (The) 1,938 43,741
Yum! Brands, Inc. 3,254 388,918
Total 1,127,515
Household Durables 1.4%
DR Horton, Inc. 3,555 349,421
Leggett & Platt, Inc. 1,467 72,866
Lennar Corp. Class A 2,890 299,404
Lennar Corp. Class B 168 13,536
Newell Brands, Inc. 4,186 112,854
NVR, Inc.
(a)
36 180,652
PulteGroup, Inc. 2,861 169,142
Tempur Sealy International, Inc. 1,971 75,174
Common Stocks (continued)
Issuer Shares Value ($)
Whirlpool Corp. 657 155,348
Total 1,428,397
Internet & Direct Marketing Retail 0.5%
Etsy, Inc.
(a)
1,232 244,909
Qurate Retail, Inc. Series A 4,098 48,766
Wayfair, Inc. Class A
(a)
717 211,924
Total 505,599
Leisure Products 0.1%
Brunswick Corp. 856 91,703
Multiline Retail 1.2%
Kohl's Corp. 1,739 102,010
Target Corp. 5,400 1,119,204
Total 1,221,214
Specialty Retail 7.6%
AutoNation, Inc.
(a)
613 62,820
Best Buy Co., Inc. 2,514 292,303
Dick's Sporting Goods, Inc. 682 56,320
Foot Locker, Inc. 1,117 65,881
Home Depot, Inc. (The) 11,579 3,747,775
L Brands, Inc.
(a)
2,556 168,440
Lowe's Cos., Inc. 8,017 1,573,336
O'Reilly Automotive, Inc.
(a)
770 425,718
TJX Cos., Inc. (The) 12,990 922,290
Tractor Supply Co. 1,219 229,903
Williams-Sonoma, Inc. 824 140,698
Total 7,685,484
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc.
(a)
467 50,805
Hanesbrands, Inc. 3,739 78,743
Total 129,548
Total Consumer Discretionary 12,848,722
Consumer Staples  5.4%
Beverages 0.1%
Molson Coors Beverage Co. Class B
(a)
898 49,345
Food & Staples Retailing 1.1%
Kroger Co. (The) 3,808 139,145
Sprouts Farmers Market, Inc.
(a)
607 15,545
Walmart, Inc. 7,043 985,386
Total 1,140,076
Food Products 0.7%
Conagra Brands, Inc. 2,461 91,279
Flowers Foods, Inc. 980 23,481
General Mills, Inc. 3,041 185,075
Ingredion, Inc. 340 31,759
JM Smucker Co. (The) 560 73,354
Kraft Heinz Co. (The) 3,269 134,977
Tyson Foods, Inc. Class A 1,453 112,535
Total 652,460
Household Products 2.3%
Clorox Co. (The) 634 115,705
Colgate-Palmolive Co. 4,251 343,056
Kimberly-Clark Corp. 1,690 225,311
Procter & Gamble Co. (The) 12,223 1,630,793
Spectrum Brands Holdings, Inc. 211 18,597
Total 2,333,462
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
461 21,100
Nu Skin Enterprises, Inc. Class A 263 13,902
Total 35,002
Tobacco 1.2%
Altria Group, Inc. 9,385 448,134

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 9
Common Stocks (continued)
Issuer Shares Value ($)
Philip Morris International, Inc. 7,858 746,510
Total 1,194,644
Total Consumer Staples 5,404,989
Energy  2.6%
Energy Equipment & Services 0.1%
NOV, Inc.
(a)
6,381 95,396
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp. 4,611 39,839
Cimarex Energy Co. 1,606 106,317
ConocoPhillips 22,118 1,131,115
Devon Energy Corp. 9,709 226,997
EOG Resources, Inc. 9,555 703,630
EQT Corp.
(a)
4,640 88,624
Equitrans Midstream Corp. 6,644 54,215
HollyFrontier Corp. 2,483 86,905
Targa Resources Corp. 3,673 127,416
Total 2,565,058
Total Energy 2,660,454
Financials  11.4%
Banks 1.9%
Associated  Banc-Corp 1,380 30,208
Bank OZK 1,120 45,909
BOK Financial Corp. 284 24,975
Citigroup, Inc. 19,387 1,381,130
Citizens Financial Group, Inc. 3,928 181,788
First Citizens BancShares, Inc. Class A 58 50,313
Popular, Inc. 762 56,357
Synovus Financial Corp. 1,329 62,277
Western Alliance Bancorp 888 93,302
Total 1,926,259
Capital Markets 5.6%
BlackRock, Inc. 1,342 1,099,501
FactSet Research Systems, Inc. 334 112,297
Franklin Resources, Inc. 2,496 74,880
Goldman Sachs Group, Inc. (The) 3,060 1,066,257
Lazard Ltd. Class A 910 40,941
Moody's Corp. 1,469 479,937
Morgan Stanley 12,895 1,064,482
Nasdaq, Inc. 1,031 166,548
S&P Global, Inc. 2,191 855,345
SEI Investments Co. 1,054 64,758
State Street Corp. 3,140 263,603
T Rowe Price Group, Inc. 2,020 361,984
Virtu Financial, Inc. Class A 580 17,185
Total 5,667,718
Consumer Finance 0.9%
Ally Financial, Inc. 3,438 176,885
Capital One Financial Corp. 4,214 628,223
Credit Acceptance Corp.
(a)
84 33,162
OneMain Holdings, Inc. 666 37,876
Santander Consumer USA Holdings, Inc. 697 23,656
SLM Corp. 3,306 64,996
Total 964,798
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 3,743 128,123
Jefferies Financial Group, Inc. 2,139 69,539
Total 197,662
Insurance 2.4%
Allstate Corp. (The) 2,867 363,536
American Financial Group, Inc. 686 84,282
American National Group, Inc. 68 7,708
Arthur J Gallagher & Co. 1,698 246,125
Common Stocks (continued)
Issuer Shares Value ($)
Brighthouse Financial, Inc.
(a)
850 39,772
Brown & Brown, Inc. 2,127 113,114
CNA Financial Corp. 251 11,779
Everest Re Group Ltd. 362 100,256
First American Financial Corp. 969 62,501
Hanover Insurance Group, Inc. (The) 336 46,472
Hartford Financial Services Group, Inc. (The) 3,318 218,855
Mercury General Corp. 245 15,256
MetLife, Inc. 6,910 439,683
Principal Financial Group, Inc. 2,513 160,505
Prudential Financial, Inc. 3,648 366,113
Reinsurance Group of America, Inc. 631 82,364
Unum Group 1,883 53,214
Total 2,411,535
Mortgage Real Estate Investment Trusts (REITs) 0.3%
AGNC Investment Corp. 5,035 90,278
Annaly Capital Management, Inc. 12,677 115,107
Starwood Property Trust, Inc. 2,498 64,498
Total 269,883
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 3,152 48,036
New York Community Bancorp, Inc. 4,051 48,450
Rocket Cos., Inc. Class A 860 19,307
Total 115,793
Total Financials 11,553,648
Health Care  12.4%
Biotechnology 2.0%
AbbVie, Inc. 4,456 496,844
ACADIA Pharmaceuticals, Inc.
(a)
283 5,819
Acceleron Pharma, Inc.
(a)
128 15,996
Agios Pharmaceuticals, Inc.
(a)
154 8,593
Alexion Pharmaceuticals, Inc.
(a)
521 87,882
Alkermes PLC
(a)
382 8,406
Alnylam Pharmaceuticals, Inc.
(a)
280 39,379
Amgen, Inc. 1,479 354,428
Biogen, Inc.
(a)
392 104,793
BioMarin Pharmaceutical, Inc.
(a)
441 34,363
Bluebird Bio, Inc.
(a)
166 4,980
Exact Sciences Corp.
(a)
380 50,092
Exelixis, Inc.
(a)
739 18,194
Gilead Sciences, Inc. 3,125 198,344
Global Blood Therapeutics, Inc.
(a)
147 5,995
Incyte Corp.
(a)
465 39,702
Ionis Pharmaceuticals, Inc.
(a)
331 14,173
Iovance Biotherapeutics, Inc.
(a)
342 10,752
Moderna, Inc.
(a)
707 126,426
Neurocrine Biosciences, Inc.
(a)
234 22,111
Regeneron Pharmaceuticals, Inc.
(a)
241 115,993
Sage Therapeutics, Inc.
(a)
129 10,160
Sarepta Therapeutics, Inc.
(a)
179 12,680
Seagen, Inc.
(a)
297 42,697
United Therapeutics Corp.
(a)
106 21,365
Vertex Pharmaceuticals, Inc.
(a)
647 141,175
Total 1,991,342
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 8,436 1,012,995
DENTSPLY SIRONA, Inc. 1,092 73,721
Envista Holdings Corp.
(a)
816 35,317
Globus Medical, Inc. Class A
(a)
358 25,694
Hill-Rom Holdings, Inc. 333 36,703
Hologic, Inc.
(a)
1,288 84,429
Integra LifeSciences Holdings Corp.
(a)
355 26,298

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Strategic Beta ETFs | Semiannual Report 2021
Common Stocks (continued)
Issuer Shares Value ($)
Medtronic PLC 6,595 863,417
STERIS PLC 419 88,417
Zimmer Biomet Holdings, Inc. 1,046 185,309
Total 2,432,300
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.
(a)
434 26,439
AmerisourceBergen Corp. 723 87,338
Cardinal Health, Inc. 1,463 88,278
CVS Health Corp. 6,466 494,002
DaVita, Inc.
(a)
409 47,661
HCA Healthcare, Inc. 1,342 269,823
Humana, Inc. 643 286,289
McKesson Corp. 791 148,360
Universal Health Services, Inc. Class B 367 54,467
Total 1,502,657
Life Sciences Tools & Services 1.6%
Avantor, Inc.
(a)
2,415 77,377
IQVIA Holdings, Inc.
(a)
937 219,904
Mettler-Toledo International, Inc.
(a)
113 148,405
PerkinElmer, Inc. 544 70,519
PRA Health Sciences, Inc.
(a)
312 52,070
Syneos Health, Inc.
(a)
399 33,855
Thermo Fisher Scientific, Inc. 1,927 906,133
Waters Corp.
(a)
301 90,261
Total 1,598,524
Pharmaceuticals 4.9%
Eli Lilly and Co. 4,155 759,409
Jazz Pharmaceuticals PLC
(a)
271 44,552
Johnson & Johnson 12,874 2,094,986
Merck & Co., Inc. 12,394 923,353
Perrigo Co. PLC 681 28,350
Pfizer, Inc. 27,676 1,069,678
Viatris, Inc.
(a)
6,026 80,146
Total 5,000,474
Total Health Care 12,525,297
Industrials  9.3%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc. 1,508 315,519
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc. 931 90,381
Expeditors International of Washington, Inc. 1,160 127,438
United Parcel Service, Inc. Class B 4,858 990,352
Total 1,208,171
Building Products 1.0%
A O Smith Corp. 937 63,482
Fortune Brands Home & Security, Inc. 979 102,775
Johnson Controls International PLC 5,269 328,469
Lennox International, Inc. 241 80,817
Masco Corp. 1,809 115,559
Owens Corning 765 74,060
Trane Technologies PLC 1,675 291,165
Total 1,056,327
Commercial Services & Supplies 0.9%
Cintas Corp. 620 213,987
Republic Services, Inc. 1,458 154,985
Rollins, Inc. 3,473 129,473
Waste Management, Inc. 2,968 409,495
Total 907,940
Construction & Engineering 0.1%
Quanta Services, Inc. 976 94,321
Electrical Equipment 0.8%
Acuity Brands, Inc. 264 48,977
Common Stocks (continued)
Issuer Shares Value ($)
AMETEK, Inc. 1,617 218,182
Eaton Corp. PLC 2,812 401,919
GrafTech International Ltd. 1,218 15,493
Hubbell, Inc. 379 72,772
nVent Electric PLC 1,106 33,678
Regal Beloit Corp. 286 41,307
Total 832,328
Industrial Conglomerates 0.8%
3M Co. 3,960 780,674
Machinery 2.0%
AGCO Corp. 433 63,183
Crane Co. 344 32,357
Cummins, Inc. 1,045 263,382
Deere & Co. 1,972 731,316
Donaldson Co., Inc. 883 55,523
Fortive Corp. 2,109 149,359
ITT, Inc. 607 57,246
Otis Worldwide Corp. 2,891 225,122
Parker-Hannifin Corp. 903 283,370
Pentair PLC 1,156 74,574
Snap-on, Inc. 378 89,813
Timken Co. (The) 448 37,574
Total 2,062,819
Professional Services 0.6%
Booz Allen Hamilton Holding Corp. 493 40,894
CoreLogic, Inc. 517 41,205
Equifax, Inc. 831 190,490
Jacobs Engineering Group, Inc. 914 122,120
Leidos Holdings, Inc. 489 49,526
ManpowerGroup, Inc. 404 48,840
Robert Half International, Inc. 777 68,073
Science Applications International Corp. 215 19,225
Total 580,373
Road & Rail 1.3%
Kansas City Southern 645 188,475
Landstar System, Inc. 270 46,516
Ryder System, Inc. 366 29,221
Schneider National, Inc. Class B 417 10,104
Union Pacific Corp. 4,721 1,048,487
Total 1,322,803
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. Class A 324 29,212
United Rentals, Inc.
(a)
509 162,855
Watsco, Inc. 227 66,479
Total 258,546
Total Industrials 9,419,821
Information Technology  26.3%
Communications Equipment 0.9%
Arista Networks, Inc.
(a)
215 67,761
Cisco Systems, Inc. 15,498 789,003
Ubiquiti, Inc. 32 9,131
Total 865,895
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.
(a)
276 31,483
Avnet, Inc. 358 15,724
SYNNEX Corp. 151 18,301
Vontier Corp.
(a)
569 17,833
Zebra Technologies Corp. Class A
(a)
191 93,158
Total 176,499
IT Services 4.6%
Accenture PLC Class A 2,330 675,630
Automatic Data Processing, Inc. 1,554 290,583

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 11
Common Stocks (continued)
Issuer Shares Value ($)
Cognizant Technology Solutions Corp. Class
A 1,966 158,066
EPAM Systems, Inc.
(a)
196 89,719
Fidelity National Information Services, Inc. 2,247 343,566
Fiserv, Inc.
(a)
2,037 244,684
FleetCor Technologies, Inc.
(a)
300 86,316
Gartner, Inc.
(a)
318 62,290
Jack Henry & Associates, Inc. 274 44,615
Mastercard, Inc. Class A 3,259 1,245,134
Paychex, Inc. 1,164 113,478
PayPal Holdings, Inc.
(a)
4,312 1,130,995
VeriSign, Inc.
(a)
367 80,289
Western Union Co. (The) 1,478 38,073
WEX, Inc.
(a)
163 33,449
Total 4,636,887
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc. 3,328 441,659
Broadcom, Inc. 1,440 656,928
Cirrus Logic, Inc.
(a)
221 16,445
First Solar, Inc.
(a)
336 25,714
Intel Corp. 15,635 899,482
KLA Corp. 562 177,227
Microchip Technology, Inc. 879 132,105
MKS Instruments, Inc. 202 36,180
Qorvo, Inc.
(a)
431 81,101
Xilinx, Inc. 891 114,012
Total 2,580,853
Software 10.2%
Adobe, Inc.
(a)
1,760 894,678
Aspen Technology, Inc.
(a)
244 31,925
Atlassian Corp. PLC Class A
(a)
455 108,090
Autodesk, Inc.
(a)
803 234,404
Cadence Design Systems, Inc.
(a)
995 131,111
Citrix Systems, Inc. 456 56,476
Crowdstrike Holdings, Inc. Class A
(a)
577 120,310
Dropbox, Inc. Class A
(a)
844 21,691
Fair Isaac Corp.
(a)
100 52,141
Fortinet, Inc.
(a)
482 98,439
Intuit, Inc. 916 377,539
Microsoft Corp. 26,982 6,804,321
Oracle Corp. 6,725 509,688
Proofpoint, Inc.
(a)
203 34,938
ServiceNow, Inc.
(a)
694 351,421
SolarWinds Corp.
(a)
170 2,866
SS&C Technologies Holdings, Inc. 825 61,231
Synopsys, Inc.
(a)
540 133,412
VMware, Inc. Class A
(a)
288 46,319
Zoom Video Communications, Inc. Class A
(a)
641 204,844
Total 10,275,844
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc. 58,214 7,652,813
Dell Technologies, Inc. Class C
(a)
936 92,037
HP, Inc. 4,911 167,514
NCR Corp.
(a)
472 21,594
NetApp, Inc. 796 59,453
Total 7,993,411
Total Information Technology 26,529,389
Materials  2.8%
Chemicals 0.9%
Chemours Co. (The) 1,548 46,750
Dow, Inc. 7,103 443,938
Eastman Chemical Co. 1,292 149,084
Common Stocks (continued)
Issuer Shares Value ($)
Mosaic Co. (The) 3,278 115,320
Scotts Miracle-Gro Co. (The) 376 86,916
Westlake Chemical Corp. 325 30,514
Total 872,522
Construction Materials 0.0%
Eagle Materials, Inc.
(a)
385 53,184
Containers & Packaging 1.0%
Amcor PLC 15,066 177,026
Avery Dennison Corp. 791 169,408
Berry Global Group, Inc.
(a)
1,274 81,052
Graphic Packaging Holding Co. 2,610 48,416
International Paper Co. 3,731 216,398
Sealed Air Corp. 1,496 73,902
Silgan Holdings, Inc. 742 31,290
Sonoco Products Co. 955 62,514
Westrock Co. 2,496 139,152
Total 999,158
Metals & Mining 0.9%
Newmont Corp. 7,666 478,435
Nucor Corp. 2,882 237,073
Reliance Steel & Aluminum Co. 607 97,308
Steel Dynamics, Inc. 1,925 104,374
Total 917,190
Total Materials 2,842,054
Real Estate  3.0%
Equity Real Estate Investment Trusts (REITs) 3.0%
American Homes 4 Rent Class A 1,393 51,597
American Tower Corp. 2,404 612,467
Brandywine Realty Trust 933 12,623
CoreSite Realty Corp. 217 26,363
Cousins Properties, Inc. 809 29,666
CubeSmart 1,042 44,118
CyrusOne, Inc. 644 46,903
Digital Realty Trust, Inc. 1,452 224,058
Duke Realty Corp. 2,003 93,180
Equinix, Inc. 480 345,965
Equity LifeStyle Properties, Inc. 936 64,958
Extra Space Storage, Inc. 697 103,637
First Industrial Realty Trust, Inc. 692 34,441
Gaming and Leisure Properties, Inc. 1,124 52,255
Highwoods Properties, Inc. 563 25,217
Invitation Homes, Inc. 3,055 107,108
Iron Mountain, Inc. 1,554 62,346
Kimco Realty Corp. 2,261 47,481
Lamar Advertising Co. Class A 473 46,846
Public Storage 808 227,177
SBA Communications Corp. 604 181,031
Simon Property Group, Inc. 1,835 223,393
SL Green Realty Corp. 399 29,530
Ventas, Inc. 2,027 112,417
Weingarten Realty Investors 676 21,862
Weyerhaeuser Co. 4,042 156,708
WP Carey, Inc. 931 69,723
Total 3,053,070
Total Real Estate 3,053,070
Utilities  2.6%
Electric Utilities 1.3%
Entergy Corp. 1,898 207,433
Evergy, Inc. 2,126 136,000
Exelon Corp. 9,161 411,695
NRG Energy, Inc. 2,337 83,711
Pinnacle West Capital Corp. 1,072 90,745

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Strategic Beta ETFs | Semiannual Report 2021
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Xcel Energy, Inc. 4,957 353,434
Total 1,283,018
Gas Utilities 0.0%
National Fuel Gas Co. 817 40,572
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 6,125 170,398
Vistra Corp. 4,720 79,626
Total 250,024
Multi-Utilities 1.0%
DTE Energy Co. 1,795 251,336
MDU Resources Group, Inc. 1,870 62,570
Public Service Enterprise Group, Inc. 4,761 300,705
Sempra Energy 2,742 377,217
Total 991,828
Total Utilities 2,565,442
Total Common Stocks
(Cost $76,703,708) 100,618,709
Money Market Funds 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
339,463 339,463
Total Money Market Funds
(Cost $339,463) 339,463
Total Investments in Securities
(Cost $77,043,171) 100,958,172
Other Assets & Liabilities, Net 65,365
Net Assets 101,023,537
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 13
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 11,215,823 – – 11,215,823
Consumer Discretionary 12,848,722 – – 12,848,722
Consumer Staples 5,404,989 – – 5,404,989
Energy 2,660,454 – – 2,660,454
Financials 11,553,648 – – 11,553,648
Health Care 12,525,297 – – 12,525,297
Industrials 9,419,821 – – 9,419,821
Information Technology 26,529,389 – – 26,529,389
Materials 2,842,054 – – 2,842,054
Real Estate 3,053,070 – – 3,053,070
Utilities 2,565,442 – – 2,565,442
Total Common Stocks 100,618,709 – – 100,618,709
Money Market Funds 339,463 – – 339,463
Total Investments in Securities 100,958,172 – – 100,958,172
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
April 30,2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Strategic Beta ETFs | Semiannual Report 2021
Common Stocks 99 .6%
Issuer Shares Value ($)
Communication Services  9.1%
Diversified Telecommunication Services 3.1%
Verizon Communications, Inc. 2,408 139,158
Entertainment 1.0%
Activision Blizzard, Inc. 267 24,348
Electronic Arts, Inc. 142 20,175
Take-Two Interactive Software, Inc.
(a)
6 1,052
Total 45,575
Interactive Media & Services 4.1%
Alphabet, Inc. Class A
(a)
38 89,433
Alphabet, Inc. Class C
(a)
38 91,585
Total 181,018
Media 0.9%
DISH Network Corp. Class A
(a)
143 6,405
Fox Corp. Class A 195 7,297
Fox Corp. Class B 92 3,347
Interpublic Group of Cos., Inc. (The) 223 7,080
New York Times Co. (The) Class A 96 4,359
News Corp. Class A 230 6,025
News Corp. Class B 72 1,750
Nexstar Media Group, Inc. Class A 9 1,327
Total 37,590
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 60 1,379
Total Communication Services 404,720
Consumer Discretionary  8.0%
Distributors 0.2%
Genuine Parts Co. 78 9,748
Diversified Consumer Services 0.2%
Graham Holdings Co. Class B 2 1,271
H&R Block, Inc. 29 646
Service Corp. International 93 4,970
Terminix Global Holdings, Inc.
(a)
72 3,664
Total 10,551
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc. 72 10,564
Extended Stay America, Inc. 98 1,949
Hilton Worldwide Holdings, Inc.
(a)
153 19,691
Travel + Leisure Co. 46 2,968
Yum! Brands, Inc. 153 18,287
Total 53,459
Household Durables 1.5%
DR Horton, Inc. 180 17,692
Leggett & Platt, Inc. 74 3,676
Lennar Corp. Class A 146 15,126
Lennar Corp. Class B 9 725
Newell Brands, Inc. 213 5,742
NVR, Inc.
(a)
1 5,018
PulteGroup, Inc. 145 8,572
Tempur Sealy International, Inc. 26 992
Whirlpool Corp. 34 8,039
Total 65,582
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc. Series A 208 2,475
Wayfair, Inc. Class A
(a)
3 887
Total 3,362
Leisure Products 0.1%
Brunswick Corp. 44 4,714
Multiline Retail 1.4%
Kohl's Corp. 89 5,221
Target Corp. 275 56,996
Total 62,217
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 3.1%
AutoNation, Inc.
(a)
30 3,075
Best Buy Co., Inc. 105 12,208
Dick's Sporting Goods, Inc. 35 2,890
Home Depot, Inc. (The) 294 95,159
L Brands, Inc.
(a)
130 8,567
TJX Cos., Inc. (The) 125 8,875
Williams-Sonoma, Inc. 35 5,976
Total 136,750
Textiles, Apparel & Luxury Goods 0.2%
Carter's, Inc.
(a)
24 2,611
Hanesbrands, Inc. 189 3,980
Total 6,591
Total Consumer Discretionary 352,974
Consumer Staples  6.6%
Beverages 0.1%
Molson Coors Beverage Co. Class B
(a)
62 3,407
Food & Staples Retailing 1.7%
Kroger Co. (The) 263 9,610
Sprouts Farmers Market, Inc.
(a)
7 179
Walmart, Inc. 488 68,276
Total 78,065
Food Products 0.8%
General Mills, Inc. 212 12,902
JM Smucker Co. (The) 38 4,978
Kraft Heinz Co. (The) 226 9,332
Tyson Foods, Inc. Class A 100 7,745
Total 34,957
Household Products 2.4%
Clorox Co. (The) 12 2,190
Colgate-Palmolive Co. 295 23,807
Kimberly-Clark Corp. 117 15,598
Procter & Gamble Co. (The) 469 62,574
Spectrum Brands Holdings, Inc. 15 1,322
Total 105,491
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
28 1,282
Nu Skin Enterprises, Inc. Class A 18 951
Total 2,233
Tobacco 1.6%
Altria Group, Inc. 368 17,572
Philip Morris International, Inc. 546 51,870
Total 69,442
Total Consumer Staples 293,595
Energy  5.1%
Energy Equipment & Services 0.7%
Halliburton Co. 1,099 21,496
NOV, Inc.
(a)
490 7,326
Total 28,822
Oil, Gas & Consumable Fuels 4.4%
Antero Midstream Corp. 353 3,050
Cimarex Energy Co. 124 8,209
ConocoPhillips 1,692 86,529
Devon Energy Corp. 744 17,395
EOG Resources, Inc. 730 53,757
EQT Corp.
(a)
356 6,799
Equitrans Midstream Corp. 463 3,778
HollyFrontier Corp. 190 6,650
Targa Resources Corp. 281 9,748
Total 195,915
Total Energy 224,737

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30,2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 15
Common Stocks (continued)
Issuer Shares Value ($)
Financials  21.1%
Banks 4.0%
Associated  Banc-Corp 125 2,736
Bank OZK 101 4,140
BOK Financial Corp. 26 2,286
Citigroup, Inc. 1,759 125,311
Citizens Financial Group, Inc. 357 16,522
First Citizens BancShares, Inc. Class A 6 5,205
Popular, Inc. 70 5,177
Synovus Financial Corp. 121 5,670
Western Alliance Bancorp 81 8,511
Total 175,558
Capital Markets 9.1%
BlackRock, Inc. 123 100,774
Franklin Resources, Inc. 226 6,780
Goldman Sachs Group, Inc. (The) 278 96,869
Lazard Ltd. Class A 82 3,689
Morgan Stanley 1,169 96,501
Nasdaq, Inc. 93 15,023
S&P Global, Inc. 81 31,622
SEI Investments Co. 96 5,898
State Street Corp. 286 24,010
T Rowe Price Group, Inc. 136 24,371
Total 405,537
Consumer Finance 1.9%
Ally Financial, Inc. 313 16,104
Capital One Financial Corp. 383 57,098
Credit Acceptance Corp.
(a)
8 3,158
OneMain Holdings, Inc. 61 3,469
Santander Consumer USA Holdings, Inc. 63 2,138
SLM Corp. 231 4,542
Total 86,509
Diversified Financial Services 0.4%
Equitable Holdings, Inc. 340 11,638
Jefferies Financial Group, Inc. 195 6,340
Total 17,978
Insurance 4.9%
Allstate Corp. (The) 260 32,968
American Financial Group, Inc. 62 7,617
American National Group, Inc. 7 793
Arthur J Gallagher & Co. 154 22,322
Brighthouse Financial, Inc.
(a)
78 3,650
Brown & Brown, Inc. 182 9,679
CNA Financial Corp. 24 1,126
Everest Re Group Ltd. 34 9,416
First American Financial Corp. 88 5,676
Hanover Insurance Group, Inc. (The) 30 4,149
Hartford Financial Services Group, Inc. (The) 302 19,920
Mercury General Corp. 21 1,308
MetLife, Inc. 627 39,896
Principal Financial Group, Inc. 227 14,499
Prudential Financial, Inc. 331 33,219
Reinsurance Group of America, Inc. 56 7,310
Unum Group 171 4,833
Total 218,381
Mortgage Real Estate Investment Trusts (REITs) 0.6%
AGNC Investment Corp. 457 8,194
Annaly Capital Management, Inc. 1,150 10,442
Starwood Property Trust, Inc. 226 5,835
Total 24,471
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. 286 4,359
Common Stocks (continued)
Issuer Shares Value ($)
New York Community Bancorp, Inc. 368 4,401
Rocket Cos., Inc. Class A 46 1,033
Total 9,793
Total Financials 938,227
Health Care  12.2%
Biotechnology 0.9%
AbbVie, Inc. 24 2,676
Acceleron Pharma, Inc.
(a)
1 125
Agios Pharmaceuticals, Inc.
(a)
12 670
Alexion Pharmaceuticals, Inc.
(a)
38 6,410
Alkermes PLC
(a)
34 748
Biogen, Inc.
(a)
25 6,683
BioMarin Pharmaceutical, Inc.
(a)
3 234
Bluebird Bio, Inc.
(a)
8 240
Exact Sciences Corp.
(a)
3 395
Exelixis, Inc.
(a)
42 1,034
Gilead Sciences, Inc. 277 17,581
Ionis Pharmaceuticals, Inc.
(a)
16 685
Sage Therapeutics, Inc.
(a)
10 788
United Therapeutics Corp.
(a)
9 1,814
Total 40,083
Health Care Equipment & Supplies 3.4%
Abbott Laboratories 422 50,674
DENTSPLY SIRONA, Inc. 89 6,008
Envista Holdings Corp.
(a)
66 2,857
Hill-Rom Holdings, Inc. 25 2,756
Hologic, Inc.
(a)
33 2,163
Integra LifeSciences Holdings Corp.
(a)
28 2,074
Medtronic PLC 537 70,304
Zimmer Biomet Holdings, Inc. 84 14,881
Total 151,717
Health Care Providers & Services 1.8%
AmerisourceBergen Corp. 30 3,624
CVS Health Corp. 527 40,263
DaVita, Inc.
(a)
28 3,263
HCA Healthcare, Inc. 53 10,656
Humana, Inc. 33 14,693
McKesson Corp. 17 3,188
Universal Health Services, Inc. Class B 29 4,304
Total 79,991
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.
(a)
47 11,030
PRA Health Sciences, Inc.
(a)
3 501
Syneos Health, Inc.
(a)
29 2,461
Total 13,992
Pharmaceuticals 5.8%
Jazz Pharmaceuticals PLC
(a)
21 3,452
Johnson & Johnson 906 147,433
Merck & Co., Inc. 127 9,462
Perrigo Co. PLC 55 2,290
Pfizer, Inc. 2,249 86,924
Viatris, Inc.
(a)
491 6,530
Total 256,091
Total Health Care 541,874
Industrials  14.1%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc. 147 30,757
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc. 78 7,572
Expeditors International of Washington, Inc. 44 4,834
United Parcel Service, Inc. Class B 162 33,025
Total 45,431

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30,2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Strategic Beta ETFs | Semiannual Report 2021
Common Stocks (continued)
Issuer Shares Value ($)
Building Products 2.3%
A O Smith Corp. 91 6,165
Fortune Brands Home & Security, Inc. 96 10,078
Johnson Controls International PLC 514 32,043
Lennox International, Inc. 24 8,048
Masco Corp. 178 11,371
Owens Corning 74 7,164
Trane Technologies PLC 163 28,334
Total 103,203
Commercial Services & Supplies 0.4%
Cintas Corp. 7 2,416
Republic Services, Inc. 143 15,201
Rollins, Inc. 43 1,603
Total 19,220
Construction & Engineering 0.2%
Quanta Services, Inc. 75 7,248
Electrical Equipment 1.8%
Acuity Brands, Inc. 26 4,823
AMETEK, Inc. 159 21,454
Eaton Corp. PLC 276 39,449
GrafTech International Ltd. 118 1,501
Hubbell, Inc. 37 7,104
nVent Electric PLC 108 3,289
Regal Beloit Corp. 28 4,044
Total 81,664
Industrial Conglomerates 0.6%
3M Co. 132 26,022
Machinery 3.9%
AGCO Corp. 43 6,275
Crane Co. 34 3,198
Cummins, Inc. 101 25,456
Deere & Co. 194 71,945
Fortive Corp. 206 14,589
ITT, Inc. 60 5,659
Parker-Hannifin Corp. 89 27,929
Pentair PLC 114 7,354
Snap-on, Inc. 37 8,791
Timken Co. (The) 44 3,690
Total 174,886
Professional Services 0.9%
CoreLogic, Inc. 47 3,746
Equifax, Inc. 20 4,585
Jacobs Engineering Group, Inc. 89 11,891
Leidos Holdings, Inc. 64 6,482
ManpowerGroup, Inc. 39 4,715
Robert Half International, Inc. 75 6,571
Science Applications International Corp. 27 2,414
Total 40,404
Road & Rail 1.7%
Kansas City Southern 63 18,409
Landstar System, Inc. 6 1,034
Ryder System, Inc. 36 2,874
Schneider National, Inc. Class B 42 1,018
Union Pacific Corp. 226 50,192
Total 73,527
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc. Class A 33 2,975
United Rentals, Inc.
(a)
51 16,318
Watsco, Inc. 21 6,150
Total 25,443
Total Industrials 627,805
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  9.1%
Communications Equipment 2.6%
Arista Networks, Inc.
(a)
6 1,891
Cisco Systems, Inc. 2,247 114,395
Ubiquiti, Inc. 1 285
Total 116,571
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.
(a)
39 4,449
Avnet, Inc. 53 2,328
SYNNEX Corp. 21 2,545
Vontier Corp.
(a)
82 2,570
Zebra Technologies Corp. Class A
(a)
2 975
Total 12,867
IT Services 1.0%
Automatic Data Processing, Inc. 33 6,171
Cognizant Technology Solutions Corp. Class
A 266 21,386
Paychex, Inc. 36 3,510
VeriSign, Inc.
(a)
21 4,594
Western Union Co. (The) 172 4,431
WEX, Inc.
(a)
21 4,309
Total 44,401
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc. 10 4,562
Intel Corp. 2,267 130,420
Microchip Technology, Inc. 33 4,960
MKS Instruments, Inc. 8 1,433
Qorvo, Inc.
(a)
63 11,855
Total 153,230
Software 0.7%
Aspen Technology, Inc.
(a)
2 262
Autodesk, Inc.
(a)
38 11,093
Citrix Systems, Inc. 47 5,821
Crowdstrike Holdings, Inc. Class A
(a)
24 5,004
SolarWinds Corp.
(a)
25 421
SS&C Technologies Holdings, Inc. 96 7,125
Synopsys, Inc.
(a)
6 1,482
Total 31,208
Technology Hardware, Storage & Peripherals 1.0%
Dell Technologies, Inc. Class C
(a)
127 12,488
HP, Inc. 712 24,286
NCR Corp.
(a)
69 3,157
NetApp, Inc. 53 3,959
Total 43,890
Total Information Technology 402,167
Materials  4.8%
Chemicals 1.5%
Chemours Co. (The) 128 3,866
Dow, Inc. 587 36,687
Eastman Chemical Co. 107 12,347
Mosaic Co. (The) 271 9,534
Scotts Miracle-Gro Co. (The) 2 462
Westlake Chemical Corp. 27 2,535
Total 65,431
Construction Materials 0.1%
Eagle Materials, Inc.
(a)
33 4,559
Containers & Packaging 1.5%
Amcor PLC 1,061 12,467
Avery Dennison Corp. 38 8,138
Berry Global Group, Inc.
(a)
70 4,453
Graphic Packaging Holding Co. 169 3,135
International Paper Co. 308 17,864

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30,2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2021 17
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Sealed Air Corp. 124 6,126
Silgan Holdings, Inc. 62 2,615
Westrock Co. 207 11,540
Total 66,338
Metals & Mining 1.7%
Newmont Corp. 636 39,693
Nucor Corp. 240 19,742
Reliance Steel & Aluminum Co. 51 8,176
Steel Dynamics, Inc. 160 8,675
Total 76,286
Total Materials 212,614
Real Estate  4.4%
Equity Real Estate Investment Trusts (REITs) 4.1%
American Homes 4 Rent Class A 123 4,556
Brandywine Realty Trust 81 1,096
Brixmor Property Group, Inc. 144 3,217
CoreSite Realty Corp. 7 850
Cousins Properties, Inc. 71 2,604
CubeSmart 91 3,853
CyrusOne, Inc. 56 4,079
Digital Realty Trust, Inc. 127 19,597
Duke Realty Corp. 175 8,141
Equity LifeStyle Properties, Inc. 47 3,262
Extra Space Storage, Inc. 18 2,676
First Industrial Realty Trust, Inc. 61 3,036
Gaming and Leisure Properties, Inc. 98 4,556
Highwoods Properties, Inc. 48 2,150
Invitation Homes, Inc. 268 9,396
Iron Mountain, Inc. 56 2,247
Kimco Realty Corp. 198 4,158
Lamar Advertising Co. Class A 42 4,160
Prologis, Inc. 351 40,902
Public Storage 25 7,029
SBA Communications Corp. 45 13,487
Simon Property Group, Inc. 35 4,261
SL Green Realty Corp. 35 2,590
Ventas, Inc. 178 9,872
Weingarten Realty Investors 60 1,940
Weyerhaeuser Co. 353 13,686
Common Stocks (continued)
Issuer Shares Value ($)
WP Carey, Inc. 81 6,066
Total 183,467
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
160 13,632
Total Real Estate 197,099
Utilities  5.1%
Electric Utilities 2.5%
Entergy Corp. 169 18,470
Evergy, Inc. 189 12,090
Exelon Corp. 816 36,671
NRG Energy, Inc. 136 4,872
Pinnacle West Capital Corp. 96 8,127
Xcel Energy, Inc. 441 31,443
Total 111,673
Gas Utilities 0.1%
National Fuel Gas Co. 73 3,625
Independent Power and Renewable Electricity Producers
0.5%
AES Corp. (The) 546 15,190
Vistra Corp. 421 7,102
Total 22,292
Multi-Utilities 2.0%
DTE Energy Co. 160 22,403
MDU Resources Group, Inc. 168 5,621
Public Service Enterprise Group, Inc. 424 26,780
Sempra Energy 244 33,567
Total 88,371
Total Utilities 225,961
Total Common Stocks
(Cost $4,117,844) 4,421,773
Money Market Funds 0 .3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
14,351 14,351
Total Money Market Funds
(Cost $14,351) 14,351
Total Investments in Securities
(Cost $4,132,195) 4,436,124
Other Assets & Liabilities, Net 4,195
Net Assets 4,440,319
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2021.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30,2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Strategic Beta ETFs | Semiannual Report 2021
Fair Value Measurements (continued)
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 404,720 – – 404,720
Consumer Discretionary 352,974 – – 352,974
Consumer Staples 293,595 – – 293,595
Energy 224,737 – – 224,737
Financials 938,227 – – 938,227
Health Care 541,874 – – 541,874
Industrials 627,805 – – 627,805
Information Technology 402,167 – – 402,167
Materials 212,614 – – 212,614
Real Estate 197,099 – – 197,099
Utilities 225,961 – – 225,961
Total Common Stocks 4,421,773 – – 4,421,773
Money Market Funds 14,351 – – 14,351
Total Investments in Securities 4,436,124 – – 4,436,124
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30,2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2020 19
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $77,043,171 and $4,132,195, respectively) $100,958,172 $4,436,124
Receivable for:
Dividends 77,731 4,792
Total assets 101,035,903 4,440,916
Liabilities
Payable for:
Investment management fees 12,366 597
Total liabilities 12,366 597
Net assets applicable to outstanding capital stock $101,023,537 $4,440,319
Represented by:
Paid-in capital $72,619,581 $4,357,227
Total distributable earnings (loss) 28,403,956 83,092
Total - representing net assets applicable to outstanding capital stock $101,023,537 $4,440,319
Shares outstanding 3,600,000 225,000
Net asset value per share $28.06 $19.73

STATEMENT OF OPERATIONS
April 30, 2021 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Semiannual Report 2020
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $789,552 $16,630
Foreign taxes withheld (53) (2)
Total income 789,499 16,628
Expenses:
Investment management fees 65,911 1,337
Net Investment Income 723,588 15,291
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 3,414,418 24,807
In-kind transactions 870,292 –
Net realized gain 4,284,710 24,807
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 17,824,295 342,065
Net change in unrealized appreciation 17,824,295 342,065
Net realized and unrealized gain 22,109,005 366,872
Net Increase in net assets resulting from operations $22,832,593 $382,163

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 21
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
October 31, 2020
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
October 31, 2020
Operations
Net investment income $723,588 $586,625 $15,291 $127,626
Net realized gain (loss) 4,284,710 846,192 24,807 (454,670)
Net change in unrealized appreciation (depreciation) 17,824,295 5,973,945 342,065 (123,571)
Net increase (decrease) in net assets resulting from operations 22,832,593 7,406,762 382,163 (450,615)
Distributions to shareholders
Net investment income and net realized gains (903,805) (26,550) (116,961) (37,232)
Shareholder transactions
Proceeds from shares sold 9,415,503 94,006,567 3,713,599 –
Cost of shares redeemed (2,769,190) (34,017,434) (943) (4,109,602)
Net increase (decrease) in net assets resulting from shareholder transactions 6,646,313 59,989,133 3,712,656 (4,109,602)
Increase (decrease) in net assets 28,575,101 67,369,345 3,977,858 (4,597,449)
Net Assets:
Net assets beginning of period 72,448,436 5,079,091 462,461 5,059,910
Net assets at end of period $101,023,537 $72,448,436 $4,440,319 $462,461
Capital stock activity
Shares outstanding, beginning of period 3,325,050 250,050 25,050 250,050
Subscriptions 375,000 4,875,000 200,000 –
Redemptions (100,050) (1,800,000) (50) (225,000)
Shares outstanding, end of period 3,600,000 3,325,050 225,000 25,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Semiannual Report 2021
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Research Enhanced Core ETF
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
2020
October, 31
2019
(a)
Per share data
Net asset value, beginning of
period
$21.79 $20.31 $19.81
Income (loss) from investment operations:
Net investment income 0.21 0.37 0.04
Net realized and unrealized gain 6.33 1.22 0.46
Total from investment operations 6.54 1.59 0.50
Less distributions to shareholders:
Net investment income (0.25) (0.11) –
Net realized gains (0.02) (0.00)
(b)
–
Total distribution to shareholders (0.27) (0.11) –
Net asset value, end of period $28.06 $21.79 $20.31
Total Return at NAV 30.19% 7.82% 2.52%
Total Return at Market 30.53% 7.46% 2.63%
Ratios to average net assets:
Total gross expenses
(c)
0.15%
(d)
0.15% 0.15%
(d)
Total net expenses
(c)(e)
0.15%
(d)
0.15% 0.15%
(d)
Net investment income 1.65%
(d)
1.73% 1.77%
(d)
Supplemental data
Net assets, end of
period
(in thousands) $101,024 $72,448 $5,079
Portfolio turnover 25% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized.
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2021 23
Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2021
(Unaudited)
Year Ended
2020
October 31,
2019
(a)
Per share data
Net asset value, beginning of
period
$18.46 $20.24 $19.84
Income (loss) from investment operations:
Net investment income 0.20 0.56 0.05
Net realized and unrealized gain (loss) 5.74 (2.19) 0.35
Total from investment operations 5.94 (1.63) 0.40
Less distributions to shareholders:
Net investment income (4.16) (0.15) –
Net realized gains (0.51) (0.00)
(b)
–
Total distribution to shareholders (4.67) (0.15) –
Net asset value, end of period $19.73 $18.46 $20.24
Total Return at NAV 36.94% (8.16)% 2.02%
Total Return at Market 37.54% (8.50)% 2.02%
Ratios to average net assets:
Total gross expenses
(c)
0.19%
(d)
0.19% 0.19%
(d)
Total net expenses
(c)(e)
0.19%
(d)
0.19% 0.19%
(d)
Net investment income 2.17%
(d)
2.93% 2.41%
(d)
Supplemental data
Net assets, end of
period
(in thousands) $4,440 $462 $5,060
Portfolio turnover 53% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Annualized.
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2021
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies as of the valuation time.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 25
foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2021
Determination of net asset value
The NAV per share of each fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee for the six months ended April 30, 2021 amounted to the amount shown in the table below as a percentage of average daily net assets of each Fund:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 27
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 77,043,171 24,253,883 (338,882) 23,915,001
Columbia Research Enhanced Value ETF 4,132,195 319,980 (16,051) 303,929
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia Research Enhanced Core ETF - - -
Columbia Research Enhanced Value ETF (257,242) - (257,242)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2021
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2021, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2021, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2021, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF may be more susceptible to the particular risks that may affect companies in the financial services sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 21,428,875 21,566,612
Columbia Research Enhanced Value ETF 850,589 955,454
Funds Contributions ($)
Columbia Research Enhanced Core ETF 9,371,219
Columbia Research Enhanced Value ETF 3,699,683
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 1,885,522 2,755,814 870,292
Columbia Research Enhanced Value ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2021 29
to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans).
Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The Funds’ performance may also be significantly negatively impacted by the economic impact of the coronavirus disease
2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2021 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2021
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
Strategic Beta ETFs | Semiannual Report 2021 31
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through
December 31, 2020, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

RESULTS OF MEETING OF SHAREHOLDERS
April 30, 2021
32 Strategic Beta ETFs | Semiannual Report 2021
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia ETF Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia ETF Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee Votes for Votes withheld Abstentions
George S. Batejan 598,073,026 3,780,328 0
Kathleen Blatz 597,509,473 4,343,881 0
Pamela G. Carlton 597,354,783 4,498,571 0
Janet Langford Carrig 597,508,397 4,344,956 0
J. Kevin Connaughton 598,072,088 3,781,265 0
Olive M. Darragh 597,289,418 4,563,936 0
Patricia M. Flynn 597,574,031 4,279,322 0
Brian J. Gallagher 598,006,476 3,846,878 0
Douglas A. Hacker 598,028,149 3,825,205 0
Nancy T. Lukitsh 597,508,424 4,344,929 0
David M. Moffett 598,028,122 3,825,231 0
Catherine James Paglia 597,742,264 4,111,090 0
Anthony M. Santomero 597,926,806 3,926,548 0
Minor M. Shaw 597,815,282 4,038,071 0
Natalie A. Trunow 597,768,688 4,084,665 0
Sandra Yeager 597,742,264 4,111,090 0
Christopher O. Petersen 598,028,149 3,825,205 0

ADDITIONAL INFORMATION
Strategic Beta ETFs | Semiannual Report 2021 33
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA 02110
SAR305_10_L01_(06/21)
CET001311
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 22, 2021
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 22, 2021